UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund
               Dreyfus Tax Managed Growth Fund

Dreyfus Unconstrained Bond Fund

FORM N-Q

Item 1.                  Schedule of Investments.

Dreyfus Bond Market Index Fund
STATEMENTS OF INVESTMENTS
January 31, 2019 (Unaudited)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Advertising - .1%
Interpublic Group of Companies,
Sr. Unscd. Notes	3.50	10/1/2020	300,000	301,730
Interpublic Group of Companies,
Sr. Unscd. Notes	3.75	10/1/2021	300,000	304,121
Omnicom Group,
Sr. Unscd. Notes	3.63	5/1/2022	500,000	501,921
WPP Finance 2010,
Gtd. Notes	3.75	9/19/2024	350,000	334,383
				1,442,155
Aerospace & Defense - .3%
Harris,
Sr. Unscd. Notes	5.05	4/27/2045	200,000	214,190
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/2035	250,000	238,486
Lockheed Martin,
Sr. Unscd. Notes	3.55	1/15/2026	235,000	239,283
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/2042	500,000	501,318
Northrop Grumman,
Sr. Unscd. Notes	3.50	3/15/2021	200,000	201,982
Northrop Grumman,
Sr. Unscd. Notes	4.03	10/15/2047	160,000	153,689
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/2031	500,000	672,068
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/2027	150,000	191,031
United Technologies,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	3.13	5/4/2027	110,000	105,443
United Technologies,
Sr. Unscd. Notes	3.65	8/16/2023	225,000	228,398
United Technologies,
Sr. Unscd. Notes	4.13	11/16/2028	210,000	215,988
United Technologies,
Sr. Unscd. Notes	4.50	6/1/2042	380,000	383,392
United Technologies,
Sr. Unscd. Notes	4.63	11/16/2048	105,000	108,083
United Technologies,
Sr. Unscd. Notes	5.70	4/15/2040	300,000	339,338
United Technologies,
Sr. Unscd. Notes	6.70	8/1/2028	50,000	59,534
				3,852,223
Agriculture - .3%
Altria Group,
Gtd. Notes	2.85	8/9/2022	500,000	489,504
Altria Group,
Gtd. Notes	4.25	8/9/2042	300,000	246,388
BAT Capital,
Gtd. Notes	2.76	8/15/2022	350,000	340,108
BAT Capital,
Gtd. Notes	3.22	8/15/2024	310,000	297,820
BAT Capital,
Gtd. Notes	3.56	8/15/2027	310,000	283,611
BAT Capital,
Gtd. Notes	4.39	8/15/2037	180,000	153,275
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/2022	600,000	584,622
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/2042	300,000	286,764
Reynolds American,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Gtd. Notes	5.70	8/15/2035	240,000	241,905
				2,923,997
Airlines - .1%
American Airlines,
Scd. Notes, Ser. AA	3.58	7/15/2029	479,940	470,189
United Airlines,
Pass Thru Certs., Ser. 2013-1, Cl. A	4.30	8/15/2025	802,487	819,628
				1,289,817
Asset-Backed Ctfs./Auto Receivables - .3%
BMW Vehicle Owner Trust,
Ser. 2018-A, Cl. A4	2.51	6/25/2024	1,000,000	991,507
GM Financial Automobile Leasing,
Ser. 2018-A, Cl. A3	2.61	1/20/2021	500,000	498,965
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A3	1.75	10/15/2021	1,000,000	990,664
Toyota Auto Receivables Owner Trust,
Ser. 2016-C, Cl. A4	1.32	11/15/2021	1,000,000	985,413
				3,466,549
Asset-Backed Ctfs./Credit Cards - .4%
BA Credit Card Trust
Ser. 2018-A1, Cl. A1	2.70	7/17/2023	925,000	924,569
Capital One Multi-Asset Execution Trust,
Ser. 2017-A3, Cl. A3	2.43	1/15/2025	280,000	277,411
Capital One Multi-Asset Execution Trust,
Ser. 2017-A4, Cl. A4	1.99	7/17/2023	500,000	494,357
Chase Issuance Trust,
Ser. 2017-A4, Cl. A4	1.84	4/15/2022	500,000	494,027
Citibank Credit Card Issuance Trust,
Ser. 2014-A5, Cl. A5	2.68	6/7/2023	500,000	498,325
Discover Card Execution Note Trust,
Ser. 2017-A2, Cl. A2	2.39	7/15/2024	1,250,000	1,234,634
				3,923,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Automobiles & Components - .5%
American Honda Finance,
Sr. Unscd. Bonds, Ser. A	2.15	3/13/2020	350,000	347,346
Aptiv,
Gtd. Notes	4.25	1/15/2026	400,000	396,275
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/2025	500,000	487,009
Daimler Finance North America,
Gtd. Notes	8.50	1/18/2031	200,000	277,880
Ford Motor,
Sr. Unscd. Bonds	6.63	10/1/2028	400,000	399,684
Ford Motor,
Sr. Unscd. Notes	5.29	12/8/2046	160,000	128,967
Ford Motor Credit,
Sr. Unscd. Notes	3.20	1/15/2021	750,000	733,636
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/2023	400,000	380,838
General Motors,
Sr. Unscd. Notes	4.20	10/1/2027	180,000	166,298
General Motors,
Sr. Unscd. Notes	5.15	4/1/2038	90,000	79,690
General Motors,
Sr. Unscd. Notes	5.20	4/1/2045	340,000	297,897
General Motors Financial,
Gtd. Notes	3.20	7/13/2020	500,000	499,613
General Motors Financial,
Gtd. Notes	4.30	7/13/2025	500,000	479,738
Toyota Motor,
Sr. Unscd. Bonds	3.67	7/20/2028	200,000	206,631
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/2020	500,000	496,810
Toyota Motor Credit,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	2.63	1/10/2023	500,000	493,210
				5,871,522
Banks - 6.1%
Australia & New Zealand Banking Group,
Sr. Unscd. Notes	2.30	6/1/2021	350,000	344,165
Banco Santander,
Sr. Unscd. Notes	3.80	2/23/2028	400,000	374,944
Bank of America,
Sr. Unscd. Bonds	2.63	4/19/2021	610,000	606,103
Bank of America,
Sr. Unscd. Notes	2.37	7/21/2021	500,000	495,227
Bank of America,
Sr. Unscd. Notes	3.00	12/20/2023	744,000	734,116
Bank of America,
Sr. Unscd. Notes	3.50	4/19/2026	630,000	625,078
Bank of America,
Sr. Unscd. Notes	3.82	1/20/2028	310,000	309,168
Bank of America,
Sr. Unscd. Notes	3.86	7/23/2024	150,000	152,987
Bank of America,
Sr. Unscd. Notes	3.95	1/23/2049	75,000	71,487
Bank of America,
Sr. Unscd. Notes	3.97	3/5/2029	150,000	151,025
Bank of America,
Sr. Unscd. Notes	4.13	1/22/2024	500,000	519,269
Bank of America,
Sr. Unscd. Notes	4.24	4/24/2038	160,000	160,387
Bank of America,
Sr. Unscd. Notes	4.27	7/23/2029	180,000	185,847
Bank of America,
Sr. Unscd. Notes	5.00	1/21/2044	500,000	551,453
Bank of America,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	5.63	7/1/2020	800,000	831,103
Bank of America,
Sub. Notes, Ser. L	4.18	11/25/2027	500,000	503,061
Bank of Nova Scotia,
Sr. Unscd. Notes	2.80	7/21/2021	600,000	598,337
Bank of Nova Scotia,
Sub. Notes	4.50	12/16/2025	500,000	512,614
Barclays,
Sr. Unscd. Notes	3.20	8/10/2021	500,000	492,066
Barclays,
Sr. Unscd. Notes	4.34	1/10/2028	200,000	193,047
Barclays,
Sr. Unscd. Notes	4.38	1/12/2026	200,000	197,216
Barclays Bank,
Sub. Notes	5.14	10/14/2020	500,000	512,167
BB&T,
Sr. Unscd. Notes	3.70	6/5/2025	300,000	307,005
BNP Paribas,
Gtd. Notes	5.00	1/15/2021	500,000	518,759
BPCE,
Gtd. Notes	4.00	4/15/2024	200,000	204,192
Citigroup,
Sr. Unscd. Bonds	2.90	12/8/2021	500,000	496,635
Citigroup,
Sr. Unscd. Bonds	4.28	4/24/2048	480,000	474,477
Citigroup,
Sr. Unscd. Notes	2.40	2/18/2020	250,000	248,802
Citigroup,
Sr. Unscd. Notes	2.65	10/26/2020	1,250,000	1,241,842
Citigroup,
Sr. Unscd. Notes	2.88	7/24/2023	500,000	491,530
Citigroup,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	3.67	7/24/2028	500,000	490,118
Citigroup,
Sr. Unscd. Notes	3.88	1/24/2039	60,000	56,973
Citigroup,
Sr. Unscd. Notes	4.08	4/23/2029	100,000	101,036
Citigroup,
Sr. Unscd. Notes	4.65	7/30/2045	350,000	361,690
Citigroup,
Sr. Unscd. Notes	4.65	7/23/2048	150,000	158,143
Citigroup,
Sr. Unscd. Notes	5.88	1/30/2042	200,000	238,879
Citigroup,
Sr. Unscd. Notes	6.63	1/15/2028	100,000	117,110
Citigroup,
Sub. Notes	4.05	7/30/2022	250,000	255,163
Citigroup,
Sub. Notes	5.50	9/13/2025	500,000	542,643
Cooperatieve Rabobank,
Gtd. Notes	3.95	11/9/2022	1,000,000	1,008,196
Cooperatieve Rabobank,
Sr. Unscd. Notes	2.50	1/19/2021	400,000	397,021
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/2020	1,000,000	1,019,641
Credit Suisse Group Funding,
Gtd. Notes	3.75	3/26/2025	500,000	489,550
Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/2045	280,000	285,548
Deutsche Bank,
Sr. Unscd. Notes	4.25	10/14/2021	290,000	287,234
Development Bank of Japan,
Sr. Unscd. Notes	2.00	10/19/2021	500,000	488,648
Discover Bank,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	3.45	7/27/2026	500,000	471,175
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/2026	400,000	398,582
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/2022	600,000	604,093
Goldman Sachs Group,
Sr. Unscd. Bonds	4.22	5/1/2029	200,000	201,290
Goldman Sachs Group,
Sr. Unscd. Notes	2.35	11/15/2021	500,000	488,153
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/2020	500,000	497,522
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/2020	500,000	497,440
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/2023	500,000	506,577
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/2029	150,000	146,201
Goldman Sachs Group,
Sr. Unscd. Notes	3.85	1/26/2027	730,000	719,931
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/2041	700,000	847,410
Goldman Sachs Group,
Sub. Notes	4.25	10/21/2025	130,000	131,340
Goldman Sachs Group,
Sub. Notes	6.75	10/1/2037	500,000	610,169
HSBC Holdings,
Sr. Unscd. Notes	3.40	3/8/2021	600,000	603,926
HSBC Holdings,
Sr. Unscd. Notes	3.90	5/25/2026	295,000	294,092
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/2021	750,000	782,015
HSBC Holdings,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sub. Notes	4.25	3/14/2024	500,000	508,634
HSBC Holdings,
Sub. Notes	6.50	5/2/2036	850,000	1,022,108
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.45	10/20/2021	500,000	487,017
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.91	11/13/2020	300,000	296,813
ING Groep,
Sr. Unscd. Notes	3.15	3/29/2022	300,000	298,007
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/2024	400,000	398,824
JPMorgan Chase & Co,
Sr. Unscd. Notes	3.80	7/23/2024	140,000	142,287
JPMorgan Chase & Co,
Sr. Unscd. Notes	4.20	7/23/2029	150,000	153,927
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.40	6/7/2021	1,240,000	1,225,035
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.78	4/25/2023	300,000	295,884
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.09	4/26/2021	300,000	299,868
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/2023	1,000,000	1,006,166
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.30	4/1/2026	500,000	491,181
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.51	1/23/2029	135,000	131,671
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.90	1/23/2049	105,000	98,270
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.96	11/15/2048	200,000	188,502
JPMorgan Chase & Co.,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	4.01	4/23/2029	200,000	202,480
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/2020	500,000	510,335
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.26	2/22/2048	400,000	396,395
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/2027	500,000	484,059
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/2024	500,000	507,481
JPMorgan Chase & Co.,
Sub. Notes	4.13	12/15/2026	500,000	509,616
KeyBank,
Sr. Unscd. Notes	3.30	6/1/2025	400,000	397,547
KeyBank,
Sub. Notes	6.95	2/1/2028	100,000	120,245
KFW,
Govt. Gtd. Bonds	2.13	6/15/2022	320,000	315,576
KFW,
Govt. Gtd. Notes	1.50	6/15/2021	765,000	746,423
KFW,
Govt. Gtd. Notes	1.63	3/15/2021	1,900,000	1,863,212
KFW,
Govt. Gtd. Notes	2.00	5/2/2025	1,100,000	1,060,158
KFW,
Govt. Gtd. Notes	2.13	3/7/2022	620,000	612,328
KFW,
Govt. Gtd. Notes	2.38	12/29/2022	305,000	302,923
Korea Development Bank,
Sr. Unscd. Notes	2.75	3/19/2023	300,000	294,628
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	2.38	6/10/2025	500,000	491,749
Lloyds Banking Group,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	4.55	8/16/2028	500,000		502,486
Llyods Banking Group,
Sub. Notes	4.58	12/10/2025	820,000		802,575
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/2020	500,000		496,307
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.00	2/22/2022	500,000	[a]	496,305
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.54	7/26/2021	300,000		302,687
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.68	2/22/2027	500,000		500,315
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.76	7/26/2023	300,000		305,721
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	4.29	7/26/2038	200,000		203,523
Mizuho Financial Group,
Sr. Unscd. Bonds	2.27	9/13/2021	500,000		487,673
Mizuho Financial Group,
Sr. Unscd. Bonds	2.84	9/13/2026	500,000		469,532
Morgan Stanley,
Sr. Unscd. Notes	3.13	1/23/2023	150,000		149,341
Morgan Stanley,
Sr. Unscd. Notes	3.63	1/20/2027	380,000		374,281
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/2023	500,000		508,537
Morgan Stanley,
Sr. Unscd. Notes	3.77	1/24/2029	180,000		178,504
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/2025	500,000		513,720
Morgan Stanley,
Sr. Unscd. Notes	4.38	1/22/2047	500,000		503,454
Morgan Stanley,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	7.25	4/1/2032	300,000	388,281
Morgan Stanley,
Sub. Notes	3.95	4/23/2027	500,000	489,087
Morgan Stanley,
Sub. Notes	4.10	5/22/2023	500,000	511,274
National Australia Bank,
Sr. Unscd. Bonds	2.50	7/12/2026	500,000	462,125
National Australia Bank,
Sr. Unscd. Notes	2.63	7/23/2020	260,000	258,916
Northern Trust,
Sub. Notes	3.95	10/30/2025	846,000	877,778
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	1.50	10/21/2020	500,000	490,739
PNC Bank,
Sr. Unscd. Notes	2.60	7/21/2020	500,000	498,304
PNC Bank,
Sr. Unscd. Notes	2.63	2/17/2022	500,000	494,001
PNC Bank,
Sub. Notes	3.80	7/25/2023	500,000	507,623
Royal Bank of Canada,
Sr. Unscd. Bonds	2.15	3/6/2020	750,000	744,516
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/2022	300,000	315,596
Royal Bank of Scotland Group,
Sr. Unscd. Notes	4.80	4/5/2026	500,000	501,976
Santander UK Group Holdings,
Sr. Unscd. Notes	2.38	3/16/2020	750,000	744,861
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	10/16/2020	500,000	496,461
Skandinaviska Enskilda,
Sr. Unscd. Notes	1.88	9/13/2021	250,000	242,115
State Street,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	2.55	8/18/2020	310,000	308,913
State Street,
Sr. Unscd. Notes	3.55	8/18/2025	290,000	296,580
State Street,
Sr. Unscd. Notes	3.70	11/20/2023	250,000	257,228
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/2023	290,000	286,591
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.45	1/11/2027	160,000	156,703
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.78	3/9/2026	500,000	503,408
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/2023	500,000	487,527
Toronto-Dominion Bank,
Sr. Unscd. Notes	2.50	12/14/2020	500,000	497,150
Toronto-Dominion Bank,
Sr. Unscd. Notes	3.00	6/11/2020	500,000	501,413
Toronto-Dominion Bank,
Sr. Unscd. Notes	3.50	7/19/2023	350,000	356,810
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/2022	900,000	898,016
US Bank,
Sr. Unscd. Notes	3.40	7/24/2023	350,000	354,589
Wells Fargo & Co,
Sr. Unscd. Notes	4.15	1/24/2029	135,000	138,760
Wells Fargo & Co.,
Sr. Unscd. Notes	2.10	7/26/2021	620,000	606,441
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/2023	470,000	467,220
Wells Fargo & Co.,
Sr. Unscd. Notes	3.55	9/29/2025	200,000	200,667
Wells Fargo & Co.,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Sub. Notes	4.10	6/3/2026	500,000		506,180
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/2027	500,000		511,343
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/2044	500,000		504,151
Wells Fargo & Co.,
Sub. Notes	4.75	12/7/2046	500,000		512,947
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/2023	500,000		498,090
Wells Fargo Bank,
Sr. Unscd. Notes	3.33	7/23/2021	350,000		351,251
Westpac Banking,
Sr. Unscd. Notes	2.60	11/23/2020	1,000,000		994,368
Westpac Banking,
Sr. Unscd. Notes	2.85	5/13/2026	200,000		190,618
					68,266,545
Beverage Products - .7%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.63	1/17/2023	500,000		482,084
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/2024	500,000		504,125
Anheuser-Busch InBev Finance,
Gtd. Notes	4.00	1/17/2043	700,000		585,048
Anheuser-Busch InBev Worldwide,
Gtd. Notes	3.65	2/1/2026	615,000	[b]	605,261
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/2028	500,000		497,774
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.60	4/15/2048	500,000		456,333
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.70	2/1/2036	590,000	[b]	567,180
Anheuser-Busch InBev Worldwide,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Gtd. Notes	4.75	1/23/2029	285,000		296,614
Anheuser-Busch InBev Worldwide,
Gtd. Notes	5.45	1/23/2039	120,000		125,120
Anheuser-Busch InBev Worldwide,
Gtd. Notes	5.80	1/23/2059	300,000		316,151
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/2021	750,000		761,730
Diageo Investment,
Gtd. Notes	4.25	5/11/2042	250,000		260,769
Keurig Dr Pepper,
Gtd. Notes	4.06	5/25/2023	215,000	[b]	217,405
Molson Coors Brewing,
Gtd. Notes	2.10	7/15/2021	500,000		487,559
Molson Coors Brewing,
Gtd. Notes	4.20	7/15/2046	150,000		132,899
PepsiCo,
Sr. Unscd. Notes	2.15	10/14/2020	810,000		805,206
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/2025	500,000		514,194
PepsiCo,
Sr. Unscd. Notes	4.45	4/14/2046	210,000		227,469
					7,842,921
Building Materials - .0%
Johnson Controls International,
Sr. Unscd. Notes	5.13	9/14/2045	100,000		99,498
Owens Corning,
Sr. Unscd. Notes	7.00	12/1/2036	137,000		147,217
					246,715
Chemicals - .3%
Celanese US Holdings,
Gtd. Notes	4.63	11/15/2022	350,000		359,152
Dow Chemical,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	4.25	11/15/2020	300,000	305,907
DowDuPont,
Sr. Unscd. Notes	4.21	11/15/2023	100,000	103,669
DowDuPont,
Sr. Unscd. Notes	4.49	11/15/2025	100,000	105,169
DowDuPont,
Sr. Unscd. Notes	4.73	11/15/2028	100,000	106,119
DowDuPont,
Sr. Unscd. Notes	5.42	11/15/2048	125,000	136,114
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/2025	378,000	371,495
LYB International Finance,
Gtd. Bonds	4.00	7/15/2023	350,000	353,931
Mosaic,
Sr. Unscd. Notes	4.25	11/15/2023	300,000	309,094
Nutrien,
Sr. Unscd. Notes	3.63	3/15/2024	200,000	195,573
Nutrien,
Sr. Unscd. Notes	5.25	1/15/2045	200,000	202,314
Praxair,
Sr. Unscd. Notes	2.45	2/15/2022	400,000	397,405
Sherwin-Williams,
Sr. Unscd. Notes	4.50	6/1/2047	100,000	94,411
				3,040,353
Commercial & Professional Services - .2%
Cleveland Clinic Foundation,
Unscd. Bonds	4.86	1/1/2114	150,000	156,079
Ecolab,
Sr. Unscd. Notes	2.70	11/1/2026	250,000	237,854
Ecolab,
Sr. Unscd. Notes	4.35	12/8/2021	164,000	170,028
Moody's,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	3.25	6/7/2021	250,000	250,432
President & Fellows of Harvard College,
Unscd. Bonds	3.15	7/15/2046	450,000	408,095
S&P Global,
Gtd. Notes	4.40	2/15/2026	230,000	239,776
Stanford Unversity,
Unscd. Bonds	3.65	5/1/2048	30,000	29,694
Total System Services,
Sr. Unscd. Notes	4.80	4/1/2026	500,000	511,327
University of Southern California,
Sr. Unscd. Notes	5.25	2/15/2041	40,000	46,309
William Marsh Rice University,
Unscd. Bonds	3.57	5/15/2045	250,000	239,748
				2,289,342
Commercial Mortgage Pass-Through Ctfs. - 1.9%
CFCRE Commercial Mortgage Trust,
Ser. 2017-C8, Cl. A4	3.57	6/15/2050	500,000	500,333
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC23, Cl. A4	3.62	7/10/2047	1,000,000	1,022,205
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/2046	750,000	790,174
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000	207,778
Commercial Mortgage Trust,
Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	1,035,000	1,059,716
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/2047	483,376	494,772
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2012-LC9, Cl. A5	2.84	12/15/2047	1,000,000	991,442
JPMBB Commercial Mortgage Securities Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/2045	500,000	521,095
JPMBB Commercial Mortgage Securities Trust,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Ser. 2014-C24, Cl. A5	3.64	11/15/2047	725,000	741,075
JPMBB Commercial Mortgage Securities Trust,
Ser. 2015-C33, Cl. A4	3.77	12/15/2048	2,000,000	2,052,339
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/2048	1,175,000	1,172,672
Morgan Stanley Capital I Trust,
Ser. 2012-C4, Cl. AS	3.77	3/15/2045	720,000	728,391
SG Commercial Mortgage Securities Trust,
Ser. 2016-C5, Cl. A4	3.06	10/10/2048	2,000,000	1,936,046
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C6, Cl. A4	3.24	4/10/2046	412,000	414,403
Wells Fargo Commercial Mortgage Trust,
Ser. 2017-RC1, Cl. A2	3.12	1/15/2060	500,000	500,335
Wells Fargo Commercial Mortgage Trust,
Ser. 2018-C44, Cl. A5	4.21	5/15/2051	900,000	945,245
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	450,977	448,469
				14,526,490
Consumer Discretionary - .1%
Carnival,
Gtd. Notes	3.95	10/15/2020	300,000	305,176
Hasbro,
Sr. Unscd. Notes	3.15	5/15/2021	450,000	445,737
Marriott International,
Sr. Unscd. Notes, Ser. N	3.13	10/15/2021	600,000	596,805
				1,347,718
Consumer Durables & Apparel - .1%
Nike,
Sr. Unscd. Notes	2.25	5/1/2023	300,000	292,894
Nike,
Sr. Unscd. Notes	3.63	5/1/2043	300,000	289,040
				581,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Consumer Staples - .2%
Church & Dwight Co.,
Sr. Unscd. Notes	3.95	8/1/2047	300,000		279,367
Clorox,
Sr. Unscd. Notes	3.80	11/15/2021	200,000		204,044
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/2021	500,000	[a]	497,357
Procter & Gamble,
Sr. Unscd. Notes	2.30	2/6/2022	500,000		495,566
Unilever Capital,
Gtd. Notes	5.90	11/15/2032	250,000		310,328
					1,786,662

Diversified Financials - .7%
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/2022	500,000		489,834
AerCap Ireland Capital,
Gtd. Notes	3.95	2/1/2022	500,000		496,857
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/2025	250,000	[a]	243,980
Air Lease,
Sr. Unscd. Notes	3.75	2/1/2022	100,000		99,728
American Express,
Sub. Notes	3.63	12/5/2024	500,000		502,329
Ares Capital,
Sr. Unscd. Notes	3.50	2/10/2023	300,000		285,833
Blackrock,
Sr. Unscd. Notes	3.50	3/18/2024	250,000		256,683
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/2021	300,000		310,131
Capital One Financial,
Sub. Notes	3.75	7/28/2026	750,000		717,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
CME Group,
Sr. Unscd. Notes	3.00	3/15/2025	250,000	247,531
GE Capital International Funding,
Gtd. Notes	4.42	11/15/2035	600,000	537,303
Intercontinental Exchange,
Gtd. Notes	4.00	10/15/2023	350,000	363,905
Intercontinental Exchange,
Sr. Unscd. Notes	4.25	9/21/2048	75,000	75,771
Invesco Finance,
Gtd. Notes	4.00	1/30/2024	250,000	252,748
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/2027	35,000	36,961
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/2023	150,000	155,792
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/2044	200,000	191,146
Nasdaq,
Sr. Unscd. Notes	4.25	6/1/2024	250,000	256,503
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/2020	350,000	363,374
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/2024	500,000	488,600
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/2022	200,000	200,505
Visa,
Sr. Unscd. Notes	2.20	12/14/2020	400,000	397,632
Visa,
Sr. Unscd. Notes	3.65	9/15/2047	55,000	53,170
Visa,
Sr. Unscd. Notes	4.15	12/14/2035	270,000	286,598
Visa,
Sr. Unscd. Notes	4.30	12/14/2045	200,000	215,864

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
				7,526,012
Educational Services - .0%
California Institute of Technology,
Unscd. Bonds	4.32	8/1/2045	110,000	116,929
Electronic Components - .1%
Allegion US Holding,
Gtd. Notes	3.20	10/1/2024	400,000	377,040
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/2023	500,000	505,801
Corning,
Sr. Unscd. Notes	4.38	11/15/2057	50,000	43,904
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/2023	260,000	256,120
Fortive,
Sr. Unscd. Notes	2.35	6/15/2021	250,000	244,379
				1,427,244
Energy - 2.7%
Anadarko Petroleum,
Sr. Unscd. Notes	6.60	3/15/2046	250,000	300,868
Apache,
Sr. Unscd. Notes	6.00	1/15/2037	212,000	223,281
Baker Hughes,
Sr. Unscd. Notes, Ser. WI	3.20	8/15/2021	382,000	381,952
BP Capital Markets,
Gtd. Notes	2.50	11/6/2022	400,000	391,348
BP Capital Markets America,
Gtd. Notes	3.25	5/6/2022	700,000	704,824
BP Capital Markets America,
Gtd. Notes	3.80	9/21/2025	300,000	309,432
BP Capital Markets America,
Gtd. Notes	3.94	9/21/2028	300,000	307,691
BP Capital Markets America,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Gtd. Notes	4.23	11/6/2028	100,000		106,088
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/2038	200,000		229,908
Cenovus Energy,
Sr. Unscd. Notes	4.25	4/15/2027	500,000	[a]	479,645
Chevron,
Sr. Unscd. Notes	2.95	5/16/2026	295,000		291,206
Chevron,
Sr. Unscd. Notes	3.33	11/17/2025	165,000		167,983
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/2023	500,000		487,741
Concho Resources,
Gtd. Notes	4.30	8/15/2028	200,000		203,259
Concho Resources,
Gtd. Notes	4.88	10/1/2047	60,000		61,037
ConocoPhillips,
Gtd. Notes	4.95	3/15/2026	150,000		164,268
ConocoPhillips,
Gtd. Notes	5.95	3/15/2046	250,000		319,803
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/2029	125,000		158,738
Devon Energy,
Sr. Unscd. Notes	5.85	12/15/2025	71,000		77,368
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/2043	300,000		349,125
Enable Midstream Partners,
Sr. Unscd. Notes	5.00	5/15/2044	250,000		214,638
Enbridge,
Sr. Unscd. Notes	4.25	12/1/2026	500,000		514,014
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/2040	370,000		399,662
Energy Transfer Operating,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Gtd. Notes	6.25	4/15/2049	95,000		101,565
Energy Transfer Partners,
Gtd. Notes	5.15	2/1/2043	500,000		463,317
Enterprise Products Operating,
Gtd. Notes	4.25	2/15/2048	75,000		70,652
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/2023	600,000		601,619
Enterprise Products Operating,
Gtd. Notes	3.70	2/15/2026	200,000		200,298
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/2046	500,000		507,882
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/2035	400,000		391,784
Exxon Mobil,
Sr. Unscd. Notes	2.22	3/1/2021	500,000		496,136
Exxon Mobil,
Sr. Unscd. Notes	4.11	3/1/2046	500,000	[a]	525,818
Halliburton,
Sr. Unscd. Bonds	3.80	11/15/2025	415,000		419,520
Hess,
Sr. Unscd. Notes	4.30	4/1/2027	250,000		241,894
Hess,
Sr. Unscd. Notes	5.60	2/15/2041	250,000		242,283
HollyFrontier,
Sr. Unscd. Bonds	5.88	4/1/2026	480,000		498,939
Kerr-McGee,
Gtd. Notes	6.95	7/1/2024	300,000		339,262
Kinder Morgan,
Gtd. Notes	4.30	3/1/2028	500,000		505,394
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	10/1/2021	300,000		310,878
Kinder Morgan Energy Partners,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Gtd. Notes	3.50	9/1/2023	500,000	495,973
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/2043	300,000	292,967
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/2031	350,000	421,606
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/2037	300,000	342,952
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/2044	500,000	464,777
MPLX,
Sr. Unscd. Notes	4.50	4/15/2038	105,000	97,961
MPLX,
Sr. Unscd. Notes	4.88	12/1/2024	500,000	521,440
MPLX,
Sr. Unscd. Notes	4.90	4/15/2058	115,000	103,024
MPLX ,
Sr. Unscd. Notes	5.50	2/15/2049	150,000	153,398
Nexen Energy,
Gtd. Notes	5.88	3/10/2035	125,000	146,278
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/2024	200,000	196,814
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/2021	539,000	545,518
Occidental Petroleum,
Sr. Unscd. Bonds	3.00	2/15/2027	300,000	291,879
Occidental Petroleum,
Sr. Unscd. Notes	4.10	2/15/2047	310,000	302,827
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/2021	200,000	204,944
ONEOK,
Gtd. Notes	4.00	7/13/2027	300,000	292,458
ONEOK Partners,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Gtd. Notes	5.00	9/15/2023	500,000	518,370
ONEOK Partners,
Gtd. Notes	6.85	10/15/2037	60,000	67,667
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/2044	500,000	396,250
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/2024	250,000	236,870
Petroleos Mexicanos,
Gtd. Notes	5.35	2/12/2028	195,000	171,112
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/2020	500,000	510,000
Petroleos Mexicanos,
Gtd. Notes	6.35	2/12/2048	500,000	420,000
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/2027	570,000	547,998
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/2047	400,000	349,604
Phillips 66,
Gtd. Notes	4.88	11/15/2044	202,000	210,052
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/2022	500,000	506,944
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/2023	300,000	296,687
Plains All American Pipeline,
Sr. Unscd. Notes	4.90	2/15/2045	250,000	229,224
Regency Energy Partners,
Gtd. Notes	4.50	11/1/2023	450,000	458,689
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.00	3/15/2027	600,000	620,699
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.63	4/15/2023	300,000	317,643
Shell International Finance,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Gtd. Notes	1.88	5/10/2021	485,000	476,561
Shell International Finance,
Gtd. Notes	2.88	5/10/2026	185,000	180,760
Shell International Finance,
Gtd. Notes	3.25	5/11/2025	560,000	565,463
Shell International Finance,
Gtd. Notes	4.13	5/11/2035	260,000	269,787
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/2043	200,000	219,224
Statoil,
Gtd. Notes	2.65	1/15/2024	500,000	494,131
Suncor Energy,
Sr. Unscd. Notes	4.00	11/15/2047	50,000	46,558
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/2038	300,000	364,490
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/2023	200,000	196,263
Sunoco Logistics Partners Operations,
Gtd. Notes	4.95	1/15/2043	200,000	174,532
Sunoco Logistics Partners Operations,
Gtd. Notes	5.40	10/1/2047	110,000	104,377
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/2037	70,000	86,089
Total Capital,
Gtd. Notes	4.45	6/24/2020	450,000	460,766
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/2023	500,000	509,712
TransCanada Pipelines,
Sr. Unscd. Notes	4.88	5/15/2048	60,000	61,124
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/2037	75,000	86,799
TransCanada Pipelines,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	7.63	1/15/2039	300,000		397,559
Valero Energy,
Gtd. Notes	7.50	4/15/2032	170,000		212,573
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/2037	315,000		367,487
Williams,
Sr. Unscd. Notes	3.75	6/15/2027	150,000		146,223
Williams,
Sr. Unscd. Notes	4.00	9/15/2025	100,000		100,070
Williams,
Sr. Unscd. Notes	4.13	11/15/2020	500,000		506,512
Williams,
Sr. Unscd. Notes	6.30	4/15/2040	400,000		458,782
					29,979,587
Environmental Control - .1%
Republic Services,
Sr. Unscd. Notes	5.25	11/15/2021	500,000		528,056
Waste Management,
Gtd. Notes	3.50	5/15/2024	500,000		504,606
					1,032,662
Financials - .0%
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/2025	250,000		245,984
Food Products - .4%
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/2025	400,000		376,819
Campbell Soup,
Sr. Unscd. Notes	4.15	3/15/2028	80,000	[a]	76,950
Conagra Brands,
Sr. Unscd. Notes	3.20	1/25/2023	165,000		160,726
Conagra Brands,
Sr. Unscd. Notes	4.85	11/1/2028	100,000	[a]	101,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Conagra Brands,
Sr. Unscd. Notes	5.40	11/1/2048	60,000	56,931
General Mills,
Sr. Unscd. Notes	4.20	4/17/2028	110,000	110,897
General Mills,
Sr. Unscd. Notes	5.40	6/15/2040	300,000	305,936
JM Smucker,
Sr. Unscd. Notes	2.50	3/15/2020	500,000	496,944
Kellogg,
Sr. Unscd. Notes	2.65	12/1/2023	300,000	288,237
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/2020	390,000	388,871
Kraft Heinz Foods,
Gtd. Notes	4.38	6/1/2046	400,000	346,477
Kraft Heinz Foods,
Gtd. Notes	6.75	3/15/2032	525,000	602,932
Kroger,
Gtd. Notes	7.50	4/1/2031	400,000	492,587
Kroger,
Sr. Unscd. Notes	3.30	1/15/2021	300,000	300,597
Kroger,
Sr. Unscd. Notes	3.70	8/1/2027	300,000	289,033
Sysco,
Gtd. Notes	5.38	9/21/2035	200,000	218,675
Tyson Foods,
Gtd. Bonds	5.15	8/15/2044	250,000	249,137
				4,863,105
Foreign/Governmental - 5.7%
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/2020	500,000	493,771
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/2021	500,000	497,821

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
african development bank,
sr. unscd. notes	2.63	3/22/2021	500,000		500,644
african development bank,
sr. unscd. notes	3.00	9/20/2023	300,000		305,168
asian development bank,
sr. unscd. notes	1.75	6/8/2021	500,000		491,110
asian development bank,
sr. unscd. notes	1.75	9/13/2022	295,000		286,732
asian development bank,
sr. unscd. notes	2.00	1/22/2025	1,000,000	[a]	966,134
asian development bank,
sr. unscd. notes	2.75	3/17/2023	500,000		503,626
asian development bank,
sr. unscd. notes	2.75	1/19/2028	90,000	[a]	89,675
chilean government,
sr. unscd. notes	3.13	3/27/2025	500,000		496,325
colombian government,
sr. unscd. bonds	5.00	6/15/2045	500,000		506,755
colombian government,
sr. unscd. notes	3.88	4/25/2027	500,000		494,375
european investment bank,
sr. unscd. bonds	2.88	9/15/2020	1,000,000		1,004,959
european investment bank,
sr. unscd. notes	1.88	2/10/2025	1,000,000		959,118
european investment bank,
sr. unscd. notes	2.00	3/15/2021	1,000,000		988,540
european investment bank,
sr. unscd. notes	2.25	3/15/2022	500,000		495,778
european investment bank,
sr. unscd. notes	2.38	5/24/2027	500,000		487,059
european investment bank,
sr. unscd. notes	2.50	3/15/2023	305,000		304,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
European Investment Bank,
Sr. Unscd. Notes	2.88	12/15/2021	300,000	[a]	302,906
Export-Import Bank of Korea,
Sr. Unscd. Notes	1.88	10/21/2021	500,000	[a]	483,275
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.00	1/14/2024	500,000		513,311
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/2026	25,000		30,831
FMS Wertmanagement,
Govt. Gtd. Notes	1.75	3/17/2020	750,000		742,940
Hungarian Government,
Sr. Unscd. Notes	6.38	3/29/2021	200,000		212,374
Hungarian Government,
Sr. Unscd. Notes	7.63	3/29/2041	300,000		432,535
Indonesian Government,
Sr. Unscd. Notes	3.50	1/11/2028	300,000		285,851
Indonesian Government,
Sr. Unscd. Notes	4.35	1/11/2048	300,000	[a]	286,973
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/15/2025	1,000,000		971,747
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/18/2022	370,000		365,487
Inter-American Development Bank,
Sr. Unscd. Notes	2.50	1/18/2023	225,000		224,405
Inter-American Development Bank,
Sr. Unscd. Notes	3.13	9/18/2028	300,000		308,419
Inter-American Development Bank,
Unscd. Notes	1.63	5/12/2020	400,000		395,440
International Bank For Reconstruction & Development,
Sr. Unscd. Bonds	7.63	1/19/2023	300,000		356,033
International Bank For Reconstruction & Development,
Sr. Unscd. Notes	1.38	9/20/2021	430,000		417,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
International Bank For Reconstruction & Development,
Sr. Unscd. Notes	1.75	4/19/2023	500,000	483,821
International Bank For Reconstruction & Development,
Sr. Unscd. Notes	1.88	4/21/2020	500,000	495,864
International Bank For Reconstruction & Development,
Sr. Unscd. Notes	2.00	1/26/2022	620,000	610,409
International Bank For Reconstruction & Development,
Sr. Unscd. Notes	2.50	7/29/2025	1,000,000	990,726
International Bank For Reconstruction & Development,
Sr. Unscd. Notes	2.75	7/23/2021	1,000,000	1,005,299
International Finance,
Sr. Unscd. Bonds	1.63	7/16/2020	200,000	197,441
International Finance,
Sr. Unscd. Notes	1.13	7/20/2021	300,000	290,006
Israeli Government,
Govt. Gtd. Bonds	5.50	9/18/2023	450,000	506,797
Italian Government,
Sr. Unscd. Notes	6.88	9/27/2023	400,000	440,820
Japan Bank for International Cooperation,
Govt. Gtd. Bonds	1.88	7/21/2026	500,000	462,954
Japan Bank for International Cooperation,
Govt. Gtd. Notes	1.88	4/20/2021	490,000	480,977
Japan Bank for International Cooperation,
Govt. Gtd. Notes	2.75	1/21/2026	750,000	740,697
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/2022	500,000	501,005
Mexican Government,
Sr. Unscd. Notes	4.15	3/28/2027	345,000	339,911
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/2046	600,000	555,750
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/2045	850,000	897,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Panamanian Government,
Sr. Unscd. Bonds	4.50	4/16/2050	200,000		201,202
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/2036	400,000		508,404
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/2037	370,000		483,775
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/2025	500,000		620,505
Philippine Government,
Sr. Unscd. Bonds	3.70	2/2/2042	400,000		390,613
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/2025	800,000		1,118,393
Polish Government,
Sr. Unscd. Notes	5.00	3/23/2022	650,000		688,788
Province of Alberta Canada,
Sr. Unscd. Notes	3.30	3/15/2028	80,000		81,266
Province of British Columbia Canada,
Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	925,000		1,121,821
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/2021	450,000		514,802
Province of Ontario Canada,
Sr. Unscd. Notes	3.40	10/17/2023	150,000		153,628
Province of Quebec Canada,
Bonds, Ser. NJ	7.50	7/15/2023	200,000		237,842
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	550,000		766,316
Uruguayan Government,
Sr. Unscd. Bonds	4.98	4/20/2055	105,000		105,787
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/2036	300,000		406,875
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/2024	400,000	[a]	415,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
				33,018,013
Forest Products & Other - .1%
International Paper,
Sr. Unscd. Notes	3.65	6/15/2024	400,000	406,108
International Paper,
Sr. Unscd. Notes	4.40	8/15/2047	250,000	226,349
				632,457
Health Care - 2.9%
Abbott Laboratories,
Sr. Unscd. Notes	2.90	11/30/2021	600,000	599,904
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/2046	250,000	279,326
AbbVie,
Sr. Unscd. Notes	2.90	11/6/2022	1,000,000	988,723
AbbVie,
Sr. Unscd. Notes	3.60	5/14/2025	170,000	168,193
AbbVie,
Sr. Unscd. Notes	4.25	11/14/2028	110,000	109,659
AbbVie,
Sr. Unscd. Notes	4.30	5/14/2036	235,000	217,511
AbbVie,
Sr. Unscd. Notes	4.45	5/14/2046	330,000	297,175
AbbVie,
Sr. Unscd. Notes	4.88	11/14/2048	110,000	105,925
Aetna,
Sr. Unscd. Notes	4.75	3/15/2044	250,000	244,283
Aetna,
Sr. Unscd. Notes	6.63	6/15/2036	150,000	179,203
Allergan Funding,
Gtd. Notes	3.80	3/15/2025	500,000	498,875
Allergan Funding,
Gtd. Notes	4.75	3/15/2045	400,000	387,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Amgen,
Sr. Unscd. Notes	2.60	8/19/2026	1,000,000		930,820
Amgen,
Sr. Unscd. Notes	4.10	6/15/2021	500,000		510,627
Amgen,
Sr. Unscd. Notes	4.66	6/15/2051	300,000		295,244
Anthem,
Sr. Unscd. Notes	3.30	1/15/2023	500,000		504,020
Anthem,
Sr. Unscd. Notes	4.38	12/1/2047	600,000		577,705
AstraZeneca,
Sr. Unscd. Notes	2.38	11/16/2020	350,000		346,191
AstraZeneca,
Sr. Unscd. Notes	4.38	11/16/2045	205,000	[a]	200,296
AstraZeneca,
Sr. Unscd. Notes	4.38	8/17/2048	45,000		43,963
Baxalta,
Gtd. Notes	2.88	6/23/2020	72,000		71,544
Baxalta,
Gtd. Notes	5.25	6/23/2045	350,000		363,417
Becton Dickinson and Company,
Sr. Unscd. Notes	3.13	11/8/2021	500,000		495,450
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/2024	386,000		385,226
Biogen,
Sr. Unscd. Notes	4.05	9/15/2025	500,000		511,809
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/2022	400,000		388,093
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/2023	300,000		293,373
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/2043	300,000		262,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Celgene,
Sr. Unscd. Notes	3.25	2/20/2023	60,000		59,840
Celgene,
Sr. Unscd. Notes	3.88	8/15/2025	190,000		191,185
Celgene,
Sr. Unscd. Notes	3.90	2/20/2028	90,000		89,262
Celgene,
Sr. Unscd. Notes	4.35	11/15/2047	90,000		83,389
Celgene,
Sr. Unscd. Notes	4.55	2/20/2048	90,000		86,506
Cigna,
Gtd. Notes	3.20	9/17/2020	110,000	[b]	110,199
Cigna,
Gtd. Notes	3.40	9/17/2021	80,000	[a,b]	80,423
Cigna,
Gtd. Notes	3.75	7/15/2023	190,000	[b]	192,720
Cigna,
Gtd. Notes	3.88	10/15/2047	75,000		66,151
Cigna,
Gtd. Notes	4.13	11/15/2025	130,000	[b]	132,839
Cigna,
Gtd. Notes	4.38	10/15/2028	230,000	[b]	236,621
Cigna,
Gtd. Notes	4.50	3/15/2021	300,000		305,759
Cigna,
Gtd. Notes	4.90	12/15/2048	180,000	[b]	184,754
CVS Health,
Sr. Unscd. Notes	2.88	6/1/2026	400,000		374,941
CVS Health,
Sr. Unscd. Notes	3.13	3/9/2020	400,000		400,448
CVS Health,
Sr. Unscd. Notes	3.35	3/9/2021	400,000		401,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
CVS Health,
Sr. Unscd. Notes	4.10	3/25/2025	400,000	407,713
CVS Health,
Sr. Unscd. Notes	4.30	3/25/2028	640,000	648,814
CVS Health,
Sr. Unscd. Notes	4.78	3/25/2038	500,000	503,425
CVS Health,
Sr. Unscd. Notes	5.05	3/25/2048	550,000	566,344
Danaher,
Sr. Unscd. Notes	4.38	9/15/2045	250,000	264,110
Dignity Health,
Scd. Bonds	5.27	11/1/2064	304,000	307,985
Eli Lilly & Co.,
Sr. Unscd. Notes	3.10	5/15/2027	500,000	487,902
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/2037	200,000	234,428
Express Scripts Holdings,
Gtd. Notes	3.40	3/1/2027	250,000	240,576
Express Scripts Holdings,
Gtd. Notes	4.80	7/15/2046	250,000	251,166
Gilead Sciences,
Sr. Unscd. Notes	4.15	3/1/2047	220,000	209,065
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/2021	500,000	514,337
Gilead Sciences,
Sr. Unscd. Notes	4.60	9/1/2035	190,000	194,685
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/2044	500,000	519,565
GlaxosmithKline Capital,
Gtd. Notes	2.85	5/8/2022	500,000	497,333
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/2023	300,000	297,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
GlaxoSmithKline Capital,
Gtd. Notes	3.38	5/15/2023	140,000	142,023
GlaxoSmithKline Capital,
Gtd. Notes	3.88	5/15/2028	125,000	129,911
Humana,
Sr. Unscd. Notes	3.85	10/1/2024	500,000	501,056
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/2033	170,000	198,045
Johnson & Johnson,
Sr. Unscd. Notes	1.65	3/1/2021	525,000	513,893
Johnson & Johnson,
Sr. Unscd. Notes	2.45	3/1/2026	380,000	364,416
Johnson & Johnson,
Sr. Unscd. Notes	3.50	1/15/2048	50,000	48,135
Johnson & Johnson,
Sr. Unscd. Notes	3.75	3/3/2047	350,000	352,404
Kaiser Foundation Hospitals,
Gtd. Notes	3.15	5/1/2027	500,000	488,682
Laboratory of America Holdings,
Sr. Unscd. Notes	4.00	11/1/2023	400,000	403,902
McKesson,
Sr. Unscd. Notes	4.75	3/1/2021	500,000	511,484
Medtronic,
Gtd. Notes	3.50	3/15/2025	550,000	561,503
Medtronic,
Gtd. Notes	4.63	3/15/2044	600,000	638,922
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000	204,483
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/2025	500,000	491,824
Mylan,
Gtd. Notes	3.15	6/15/2021	200,000	196,601

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Mylan,
Gtd. Notes	5.40	11/29/2043	300,000		267,531
Northwell Healthcare,
Scd. Notes	3.98	11/1/2046	250,000		229,511
Novartis Capital,
Gtd. Notes	4.40	5/6/2044	340,000	[a]	372,903
Perrigo Finance Unlimited,
Gtd. Notes	4.38	3/15/2026	200,000		186,244
Pfizer,
Sr. Unscd. Notes	1.95	6/3/2021	355,000		349,573
Pfizer,
Sr. Unscd. Notes	2.75	6/3/2026	470,000		459,265
Pfizer,
Sr. Unscd. Notes	3.00	12/15/2026	250,000		245,554
Pfizer,
Sr. Unscd. Notes	4.13	12/15/2046	300,000		313,781
Pfizer,
Sr. Unscd. Notes	4.20	9/15/2048	60,000		63,192
Providence St. Joseph Health Obligated Group,
Unscd. Notes, Ser. I	3.74	10/1/2047	250,000		233,996
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/2025	500,000		492,539
Sanofi,
Sr. Unscd. Notes	4.00	3/29/2021	550,000		561,886
Stryker,
Sr. Unscd. Bonds	4.38	5/15/2044	250,000		241,670
Stryker,
Sr. Unscd. Notes	3.50	3/15/2026	250,000		247,825
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/2044	250,000		277,521
Trinity Health,
Scd. Bonds	4.13	12/1/2045	200,000		194,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/2021	350,000	350,393
UnitedHealth Group,
Sr. Unscd. Notes	3.75	10/15/2047	70,000	67,264
UnitedHealth Group,
Sr. Unscd. Notes	3.75	7/15/2025	330,000	342,103
UnitedHealth Group,
Sr. Unscd. Notes	4.25	6/15/2048	80,000	83,220
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/2045	280,000	311,622
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/2038	410,000	550,133
UnitedHealth Group,
Sr. Unscd. Notes	3.88	12/15/2028	100,000	104,086
UnitedHealth Group,
Sr. Unscd. Notes	4.45	12/15/2048	60,000	64,417
Wyeth,
Gtd. Notes	6.50	2/1/2034	200,000	263,099
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/2025	250,000	242,260
				32,261,840
Industrials - .6%
3M,
Sr. Unscd. Notes	2.25	9/19/2026	500,000	466,610
Caterpillar,
Sr. Unscd. Bonds	6.05	8/15/2036	237,000	289,729
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/2022	800,000	786,582
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/2044	200,000	205,130
Eaton,
Gtd. Notes	4.15	11/2/2042	400,000	386,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
General Electric,
Sr. Unscd. Notes	4.50	3/11/2044	500,000	437,970
General Electric,
Sr. Unscd. Notes, Ser. A	6.75	3/15/2032	500,000	552,021
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/2042	500,000	508,661
John Deere Capital,
Sr. Unscd. Notes	2.80	3/6/2023	500,000	497,762
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/2021	300,000	300,783
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/2020	500,000	496,022
Roper Technologies,
Sr. Unscd. Notes	3.80	12/15/2026	500,000	492,172
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/2021	400,000	403,053
Textron,
Sr. Unscd. Notes	4.00	3/15/2026	500,000	495,530
Xylem,
Sr. Unscd. Notes	4.38	11/1/2046	250,000	242,386
Xylem,
Sr. Unscd. Notes	4.88	10/1/2021	21,000	21,649
				6,582,577
Information Technology - .5%
Adobe,
Sr. Unscd. Notes	3.25	2/1/2025	250,000	252,297
Autodesk,
Sr. Unscd. Notes	4.38	6/15/2025	250,000	254,774
Fidelity National Information Services,
Sr. Unscd. Bonds	3.00	8/15/2026	250,000	233,591
Fidelity National Information Services,
Sr. Unscd. Notes	3.63	10/15/2020	450,000	453,203

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Microsoft,
Sr. Unscd. Notes	1.55	8/8/2021	575,000	560,819
Microsoft,
Sr. Unscd. Notes	3.75	2/12/2045	1,000,000	1,000,897
Microsoft,
Sr. Unscd. Notes	4.45	11/3/2045	411,000	458,142
Microsoft,
Sr. Unscd. Notes	4.50	2/6/2057	160,000	178,839
Microsoft,
Sr. Unscd. Notes	4.75	11/3/2055	135,000	156,171
Microsoft,
Sr. Unscd. Notes	5.20	6/1/2039	200,000	241,159
Oracle,
Sr. Unscd. Notes	3.25	11/15/2027	250,000	246,462
Oracle,
Sr. Unscd. Notes	3.40	7/8/2024	500,000	507,624
Oracle,
Sr. Unscd. Notes	3.85	7/15/2036	500,000	484,255
Oracle,
Sr. Unscd. Notes	3.90	5/15/2035	480,000	473,958
Oracle,
Sr. Unscd. Notes	4.00	11/15/2047	160,000	154,568
Oracle,
Sr. Unscd. Notes	4.38	5/15/2055	280,000	282,042
				5,938,801
Insurance - .8%
Aflac,
Sr. Unscd. Notes	3.63	6/15/2023	300,000	304,084
Allstate,
Sub. Debs., Ser. B	5.75	8/15/2053	300,000	298,942
American International Group,
Sr. Unscd. Notes	3.88	1/15/2035	500,000	451,739

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
American International Group,
Sr. Unscd. Notes	4.20	4/1/2028	90,000	90,256
American International Group,
Sr. Unscd. Notes	4.75	4/1/2048	60,000	58,654
American International Group,
Sr. Unscd. Notes	4.88	6/1/2022	400,000	421,883
Aon,
Gtd. Notes	4.60	6/14/2044	500,000	494,211
AXA,
Sub. Bonds	8.60	12/15/2030	165,000	210,535
Axa Equitable Holdings,
Sr. Unscd. Notes	4.35	4/20/2028	90,000	88,509
Berkshire Hathaway,
Sr. Unscd. Notes	3.13	3/15/2026	500,000	498,018
Berkshire Hathaway Finance,
Gtd. Notes	4.20	8/15/2048	135,000	139,036
Chubb,
Gtd. Notes	6.00	5/11/2037	200,000	245,038
Chubb INA Holdings,
Gtd. Notes	3.35	5/15/2024	250,000	251,921
First American Financial,
Sr. Unscd. Notes	4.60	11/15/2024	500,000	508,387
Lincoln National,
Sr. Unscd. Notes	3.63	12/12/2026	500,000	488,647
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/2036	39,000	45,370
Loews,
Sr. Unscd. Notes	2.63	5/15/2023	250,000	243,852
Marsh & McLennan,
Sr. Unscd. Notes	2.35	3/6/2020	250,000	248,222
Marsh & McLennan,
Sr. Unscd. Notes	5.88	8/1/2033	275,000	324,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Marsh & McLennan,
Sr. Unscd. Notes	4.38	3/15/2029	70,000	72,564
Marsh & McLennan,
Sr. Unscd. Notes	4.90	3/15/2049	65,000	68,884
MetLife,
Sr. Unscd. Notes	3.60	4/10/2024	250,000	255,513
MetLife,
Sr. Unscd. Notes	4.05	3/1/2045	200,000	193,374
MetLife,
Sr. Unscd. Notes	6.38	6/15/2034	150,000	186,366
PartnerRe Finance,
Gtd. Notes	5.50	6/1/2020	159,000	163,329
Progressive,
Sr. Unscd. Notes	4.13	4/15/2047	70,000	69,358
Progressive,
Sr. Unscd. Notes	4.35	4/25/2044	250,000	256,819
Progressive,
Sr. Unscd. Notes	6.63	3/1/2029	100,000	121,381
Prudential Financial,
Jr. Sub. Notes	5.20	3/15/2044	300,000	292,942
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/2044	400,000	415,380
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/2023	350,000	364,261
Travelers,
Sr. Unscd. Notes	3.90	11/1/2020	500,000	508,707
Trinity Acquisition,
Gtd. Notes	3.50	9/15/2021	500,000	499,727
				8,880,686
Internet Software & Services - .3%
Alibaba Group Holding,
Sr. Unscd. Notes	3.13	11/28/2021	290,000	289,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Alibaba Group Holding,
Sr. Unscd. Notes	3.60	11/28/2024	300,000	[a]	302,442
Alibaba Group Holding,
Sr. Unscd. Notes	4.00	12/6/2037	400,000		376,158
Alphabet,
Sr. Unscd. Notes	2.00	8/15/2026	300,000		278,663
Alphabet,
Sr. Unscd. Notes	3.63	5/19/2021	300,000		308,591
Amazon.com,
Sr. Unscd. Notes	2.40	2/22/2023	210,000		207,305
Amazon.com,
Sr. Unscd. Notes	3.15	8/22/2027	650,000		645,220
Amazon.com,
Sr. Unscd. Notes	3.88	8/22/2037	195,000		195,743
Baidu,
Sr. Unscd. Notes	4.38	5/14/2024	200,000		204,113
Baidu,
Sr. Unscd. Notes	4.88	11/14/2028	200,000		208,213
eBay,
Sr. Unscd. Notes	4.00	7/15/2042	350,000		271,335
					3,287,057
Media - 1.0%
21st Century Fox America,
Gtd. Debs.	7.75	12/1/2045	100,000		147,803
21st Century Fox America,
Gtd. Notes	6.20	12/15/2034	250,000		310,713
21st Century Fox America,
Gtd. Notes, Ser. WI	3.70	9/15/2024	400,000		408,624
CBS,
Gtd. Debs.	7.88	7/30/2030	300,000		384,640
CBS,
Gtd. Notes	4.90	8/15/2044	240,000		227,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Charter Communications Operating,
Sr. Scd. Notes	4.91	7/23/2025	510,000	525,291
Charter Communications Operating,
Sr. Scd. Notes	5.75	4/1/2048	100,000	99,839
Charter Communications Operating,
Sr. Scd. Notes	6.48	10/23/2045	500,000	538,946
Comcast,
Gtd. Bonds	4.00	8/15/2047	60,000	56,274
Comcast,
Gtd. Bonds	4.75	3/1/2044	500,000	520,403
Comcast,
Gtd. Notes	2.75	3/1/2023	100,000	98,665
Comcast,
Gtd. Notes	2.85	1/15/2023	300,000	298,053
Comcast,
Gtd. Notes	3.38	8/15/2025	730,000	732,737
Comcast,
Gtd. Notes	3.70	4/15/2024	345,000	352,928
Comcast,
Gtd. Notes	3.90	3/1/2038	75,000	71,465
Comcast,
Gtd. Notes	4.00	3/1/2048	60,000	56,574
Comcast,
Gtd. Notes	4.25	1/15/2033	500,000	511,453
Comcast,
Gtd. Notes	4.60	10/15/2038	200,000	206,436
Comcast,
Gtd. Notes	4.70	10/15/2048	405,000	423,836
Comcast,
Gtd. Notes	6.45	3/15/2037	300,000	371,311
Comcast Cable Communications Holdings,
Gtd. Notes	9.46	11/15/2022	304,000	372,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Discovery Communications,
Gtd. Notes	3.95	3/20/2028	350,000		333,670
Discovery Communications,
Gtd. Notes	5.20	9/20/2047	300,000		284,319
Fox,
Gtd. Notes	5.48	1/25/2039	65,000	[b]	68,068
Fox,
Gtd. Notes	5.58	1/25/2049	85,000	[b]	90,545
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/2045	400,000		366,989
Time Warner,
Gtd. Notes	4.75	3/29/2021	500,000		516,258
Time Warner,
Gtd. Notes	4.85	7/15/2045	300,000		288,747
Time Warner Cable,
Sr. Scd. Debs.	4.50	9/15/2042	250,000		209,021
Time Warner Cable,
Sr. Scd. Debs.	6.55	5/1/2037	350,000		368,428
Viacom,
Sr. Unscd. Notes	4.38	3/15/2043	400,000		342,785
Walt Disney,
Sr. Unscd. Notes	2.30	2/12/2021	500,000		497,149
Walt Disney,
Sr. Unscd. Notes	3.00	2/13/2026	500,000		494,408
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/2032	150,000		201,194
					10,777,664
Metals & Mining - .3%
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/2039	400,000		443,785
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/2042	200,000		202,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/2021	500,000	501,519
Newmont Mining,
Gtd. Notes	6.25	10/1/2039	126,000	143,375
Nucor,
Sr. Unscd. Notes	6.40	12/1/2037	200,000	246,665
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/2031	350,000	449,605
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/2042	500,000	499,321
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/2032	100,000	105,000
Vale Overseas,
Gtd. Notes	6.88	11/21/2036	550,000	615,312
				3,206,966
Municipal Bonds - .6%
American Municipal Power,
Combined Hydroelectic Projects
Revenue Bonds (Build America Bonds)	8.08	2/15/2050	100,000	158,264
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue Bonds (Build America Bonds)	6.26	4/1/2049	300,000	411,540
California,
GO	3.50	4/1/2028	100,000	101,395
California,
GO (Various Purpose)	7.50	4/1/2034	500,000	702,715
California,
GO (Various Purpose)	7.55	4/1/2039	300,000	441,342
Illinois,
GO (Pension Funding Series)	5.10	6/1/2033	730,000	699,581
Los Angeles Unified School District,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
GO (Build America Bonds)	5.75	7/1/2034	350,000	422,901
Metropolitan Transportation Authority,
Dedicated Tax Funds Bonds	7.34	11/15/2039	300,000	428,892
Municipal Electric Authority of Georgia,
GO (Plant Vogtle Units 3 and 4 Project J Bonds)
(Build America Bonds)	6.64	4/1/2057	350,000	374,458
New Jersey Economic Development Authority,
State Pension Funding Bonds
(Insured; National Public Finance Guarantee Corp.)	7.43	2/15/2029	250,000	302,695
New Jersey Turnpike Authority,
Turnpike Revenue Bonds (Build America Bonds)	7.41	1/1/2040	400,000	579,792
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue Bonds (Build America Bonds)	5.95	6/15/2042	345,000	449,273
Ohio State University,
General Receipts Bonds
(Multiyear Debt Issuance Program)	3.80	12/1/2046	250,000	249,082
Port Authority of New York and New Jersey,
(Consolidated Bonds, 192nd Series)	4.81	10/15/2065	300,000	337,893
San Diego County Water Authority Financing Agency,
Water Revenue Bonds (Build America Bonds)	6.14	5/1/2049	300,000	394,899
State of Connecticut,
GO, Ser. A	5.85	3/15/2032	200,000	232,930
				6,287,652
Real Estate - .9%
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/2023	400,000	412,460
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/2020	700,000	726,592
Boston Properties,
Sr. Unscd. Notes	4.50	12/1/2028	100,000	103,491

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Brixmor Operating Partnership,
Sr. Unscd. Notes	3.90	3/15/2027	300,000	286,532
Crown Castle International,
Sr. Unscd. Notes	3.20	9/1/2024	270,000	258,973
Crown Castle International,
Sr. Unscd. Notes	3.70	6/15/2026	430,000	421,035
Duke Realty,
Gtd. Notes	3.75	12/1/2024	400,000	400,269
Federal Realty Investment,
Sr. Unscd. Notes	4.50	12/1/2044	200,000	202,722
HCP,
Sr. Unscd. Notes	4.25	11/15/2023	400,000	406,361
HCP,
Sr. Unscd. Notes	6.75	2/1/2041	300,000	375,806
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/2021	500,000	524,005
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/2023	250,000	243,897
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/2021	250,000	248,844
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/2023	400,000	409,621
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/2024	500,000	502,888
Realtyome,
Sr. Unscd. Notes	3.88	7/15/2024	500,000	503,901
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/2021	750,000	741,679
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/2040	150,000	195,302
Ventas Realty,
Gtd. Notes	2.70	4/1/2020	250,000	248,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Ventas Realty,
Gtd. Notes	4.00	3/1/2028	300,000	295,296
Vereit Operating Partner,
Gtd. Notes	3.95	8/15/2027	500,000	475,393
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/2022	250,000	248,159
Welltower,
Sr. Unscd. Notes	4.95	1/15/2021	600,000	616,113
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/2032	500,000	617,345
				9,465,098
Retailing - .8%
Autozone,
Sr. Unscd. Notes	3.13	4/21/2026	500,000	472,309
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/2022	500,000	491,888
Costco Wholesale,
Sr. Unscd. Notes	3.00	5/18/2027	100,000	97,999
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/2028	95,000	90,213
Home Depot,
Sr. Unscd. Notes	2.00	4/1/2021	300,000	296,831
Home Depot,
Sr. Unscd. Notes	4.88	2/15/2044	500,000	556,118
Home Depot,
Sr. Unscd. Notes	5.88	12/16/2036	300,000	368,298
Loew's,
Sr. Unscd. Notes	4.05	5/3/2047	120,000	108,070
Lowe's,
Sr. Unscd. Notes	3.13	9/15/2024	500,000	489,651
Lowe's,
Sr. Unscd. Notes	4.38	9/15/2045	250,000	235,399

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
McDonald's,
Sr. Unscd. Notes	2.75	12/9/2020	300,000		300,280
McDonald's,
Sr. Unscd. Notes	4.88	12/9/2045	465,000		484,914
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/2020	500,000		507,243
QVC,
Sr. Scd. Notes	5.45	8/15/2034	250,000		225,074
Starbucks,
Sr. Unscd. Notes	4.30	6/15/2045	250,000		235,576
Starbucks,
Sr. Unscd. Notes	4.50	11/15/2048	60,000		58,134
Target,
Sr. Unscd. Notes	2.50	4/15/2026	400,000	[a]	385,029
Target,
Sr. Unscd. Notes	3.90	11/15/2047	50,000		48,055
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.30	11/18/2021	400,000		400,900
Walgreens Boots Alliance,
Sr. Unscd. Notes	4.50	11/18/2034	400,000		395,347
Walmart,
Sr. Unscd. Notes	3.40	6/26/2023	265,000		271,822
Walmart,
Sr. Unscd. Notes	3.95	6/28/2038	90,000		92,015
Walmart,
Sr. Unscd. Notes	4.05	6/29/2048	180,000		185,755
Walmart Stores,
Sr. Unscd. Notes	2.35	12/15/2022	300,000		295,446
Walmart Stores,
Sr. Unscd. Notes	3.63	12/15/2047	800,000		769,961
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/2020	500,000		507,655

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
					8,369,982
Semiconductors & Semiconductor Equipment - .5%
Analog Devices,
Sr. Unscd. Notes	2.95	1/12/2021	300,000		298,625
Applied Materials,
Sr. Unscd. Notes	3.90	10/1/2025	500,000		514,947
Broadcom,
Gtd. Notes	3.00	1/15/2022	760,000		744,424
Broadcom,
Gtd. Notes	3.50	1/15/2028	110,000		97,748
Broadcom,
Gtd. Notes	3.88	1/15/2027	300,000		276,969
Intel,
Sr. Unscd. Notes	3.15	5/11/2027	110,000		109,553
Intel,
Sr. Unscd. Notes	3.30	10/1/2021	850,000		865,969
Intel,
Sr. Unscd. Notes	3.73	12/8/2047	120,000		115,329
Intel,
Sr. Unscd. Notes	4.10	5/11/2047	80,000		82,078
Nvidia,
Sr. Unscd. Notes	2.20	9/16/2021	250,000		245,439
NXP Funding,
Gtd. Notes	4.88	3/1/2024	200,000	[b]	205,422
NXP Funding,
Gtd. Notes	5.35	3/1/2026	100,000	[b]	105,762
NXP Funding,
Gtd. Notes	5.55	12/1/2028	100,000	[b]	107,873
Qualcomm,
Sr. Unscd. Notes	2.25	5/20/2020	500,000		496,688
Qualcomm,
Sr. Unscd. Notes	4.30	5/20/2047	120,000		109,988

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Qualcomm,
Sr. Unscd. Notes	4.65	5/20/2035	140,000	138,870
Qualcomm,
Sr. Unscd. Notes	4.80	5/20/2045	210,000	205,312
Texas Instruments,
Sr. Unscd. Notes	4.15	5/15/2048	80,000	82,858
Xilinx,
Sr. Unscd. Notes	3.00	3/15/2021	500,000	499,026
				5,302,880
Technology Hardware & Equipment - .6%
Apple,
Sr. Unscd. Notes	1.90	2/7/2020	300,000	298,241
Apple,
Sr. Unscd. Notes	2.00	5/6/2020	510,000	506,736
Apple,
Sr. Unscd. Notes	2.00	11/13/2020	500,000	495,220
Apple,
Sr. Unscd. Notes	2.30	5/11/2022	210,000	207,244
Apple,
Sr. Unscd. Notes	2.40	1/13/2023	160,000	157,645
Apple,
Sr. Unscd. Notes	2.50	2/9/2022	300,000	298,250
Apple,
Sr. Unscd. Notes	3.20	5/11/2027	200,000	198,900
Apple,
Sr. Unscd. Notes	3.35	2/9/2027	500,000	502,240
Apple,
Sr. Unscd. Notes	3.45	5/6/2024	500,000	512,873
Apple,
Sr. Unscd. Notes	3.75	11/13/2047	90,000	86,483
Apple,
Sr. Unscd. Notes	4.25	2/9/2047	300,000	308,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Apple,
Sr. Unscd. Notes	4.45	5/6/2044	500,000		533,815
Dell International,
Sr. Scd. Notes	6.02	6/15/2026	200,000	[b]	209,316
Dell International,
Sr. Scd. Notes	8.35	7/15/2046	260,000	[b]	309,004
Hewlett Packard,
Sr. Unscd. Notes	6.00	9/15/2041	200,000		210,998
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.90	10/15/2025	500,000		523,866
International Business Machines,
Sr. Unscd. Notes	3.45	2/19/2026	230,000	[a]	229,752
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/2039	300,000		341,950
Seagate HDD,
Gtd. Bonds	4.75	6/1/2023	400,000		396,377
					6,327,160
Telecommunication Services - 1.2%
America Movil,
Gtd. Notes	6.13	3/30/2040	350,000		423,971
America Movil,
Gtd. Notes	6.38	3/1/2035	100,000		120,966
AT&T,
Sr. Unscd. Bonds	2.80	2/17/2021	490,000		487,774
AT&T,
Sr. Unscd. Notes	4.30	2/15/2030	907,000		896,610
AT&T,
Sr. Unscd. Notes	4.50	5/15/2035	500,000		472,587
AT&T,
Sr. Unscd. Notes	4.50	3/9/2048	341,000		307,297
AT&T,
Sr. Unscd. Notes	4.55	3/9/2049	400,000		360,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
AT&T,
Sr. Unscd. Notes	5.35	9/1/2040	75,000	75,925
AT&T,
Sr. Unscd. Notes	5.70	3/1/2057	360,000	368,491
AT&T,
Sr. Unscd. Notes	6.00	8/15/2040	400,000	432,618
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/2030	175,000	244,375
Cisco Systems,
Sr. Unscd. Notes	2.95	2/28/2026	500,000	490,037
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/2040	250,000	303,459
Deutsche Telekom International Finance,
Gtd. Bonds	8.75	6/15/2030	300,000	403,655
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/2025	200,000	200,912
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/2030	250,000	328,782
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/2021	500,000	498,646
Orange,
Sr. Unscd. Notes	9.00	3/1/2031	300,000	423,850
Rogers Communications,
Gtd. Bonds	7.50	8/15/2038	125,000	168,202
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/2047	300,000	290,781
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/2036	250,000	294,180
Verizon Communications,
Sr. Unscd. Bonds	5.25	3/16/2037	365,000	394,686
Verizon Communications,
Sr. Unscd. Notes	1.75	8/15/2021	1,000,000	971,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/2025	787,000	786,886
Verizon Communications,
Sr. Unscd. Notes	4.33	9/21/2028	250,000	258,940
Verizon Communications,
Sr. Unscd. Notes	4.50	8/10/2033	220,000	224,470
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/2046	750,000	770,171
Verizon Communications,
Sr. Unscd. Notes	5.01	4/15/2049	330,000	344,785
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/2054	90,000	92,233
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/2023	1,000,000	1,088,992
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/2037	250,000	274,363
Vodafone Group,
Sr. Unscd. Notes	4.38	5/30/2028	225,000	224,210
Vodafone Group,
Sr. Unscd. Notes	5.00	5/30/2038	60,000	58,233
Vodafone Group,
Sr. Unscd. Notes	5.25	5/30/2048	180,000	175,576
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/2030	125,000	158,259
				13,416,600
Transportation - .5%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/2044	300,000	319,177
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/2037	300,000	372,704
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/2025	100,000	120,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Burlington Northern Santa Fe,
Sr. Unscd. Notes	3.05	3/15/2022	200,000	200,739
Canadian Pacific Railway,
Sr. Unscd. Notes	6.13	3/15/2045	220,000	258,520
CSX,
Sr. Unscd. Notes	3.70	11/1/2023	500,000	505,559
CSX,
Sr. Unscd. Notes	3.80	3/1/2028	200,000	200,743
CSX,
Sr. Unscd. Notes	4.30	3/1/2048	50,000	48,787
CSX,
Sr. Unscd. Notes	4.50	8/1/2054	250,000	241,822
CSX,
Sr. Unscd. Notes	4.75	11/15/2048	100,000	104,253
FedEx,
Gtd. Notes	4.00	1/15/2024	250,000	258,265
FedEx,
Gtd. Notes	4.75	11/15/2045	400,000	389,076
Kansas City Southern,
Gtd. Notes	4.95	8/15/2045	300,000	304,971
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/2041	350,000	364,855
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/2024	300,000	306,819
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/2023	400,000	393,536
Union Pacific,
Sr. Unscd. Notes	3.95	9/10/2028	105,000	107,756
Union Pacific,
Sr. Unscd. Notes	4.80	9/10/2058	110,000	114,062
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/2044	325,000	339,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/2021	500,000		502,535
United Parcel Service,
Sr. Unscd. Notes	3.75	11/15/2047	80,000		74,644
					5,528,718
U.S. Government Agencies - 1.1%
Federal Home Loan Bank,
Bonds	2.63	12/10/2021	1,500,000		1,504,920
Federal Home Loan Bank,
Bonds	4.13	3/13/2020	1,000,000		1,017,655
Federal Home Loan Bank,
Bonds	5.50	7/15/2036	480,000		619,412
Federal Home Loan Bank,
Bonds	5.63	6/11/2021	1,200,000		1,285,106
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through Certificates,
Ser. K056, Cl. A2	2.53	5/25/2026	1,300,000	[c]	1,255,125
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through Certificates,
Ser. K017, Cl. A2	2.87	12/25/2021	846,255	[c]	848,036
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through Certificates,
Ser. K032, Cl. A1	3.02	2/25/2023	318,645	[c]	320,722
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through Certificates,
Ser. K043, Cl. A2	3.06	12/25/2024	648,000	[c]	652,252
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through Certificates,
Ser. K039, Cl. A2	3.30	7/25/2024	1,000,000	[c]	1,019,996
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through Certificates,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Ser. K047, Cl. A	3.33	5/25/2025	1,000,000	[c]	1,019,864
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/2022	1,000,000	[c]	996,891
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/2032	1,000,000	[c]	1,341,446
Federal National Mortgage Association,
Notes	1.25	8/17/2021	500,000	[c]	485,339
Federal National Mortgage Association,
Notes	1.50	6/22/2020	1,400,000	[c]	1,380,614
Federal National Mortgage Association,
Notes	6.25	5/15/2029	540,000	[c]	690,606
Federal National Mortgage Association,
Notes	6.63	11/15/2030	1,000,000	[c]	1,347,301
Federal National Mortgage Association,
Notes, Ser. 3	1.13	7/26/2019	900,000	[c]	894,016
Federal National Mortgage Association,
Notes	5.50	4/1/2034	29,348	[c]	31,275
Federal National Mortgage Association,
Ser. 2013-M14, Cl. APT	2.64	4/25/2023	556,649	[c]	556,039
Federal National Mortgage Association,
Ser. 2017-M8, Cl. A1	2.65	5/5/2027	663,372	[c]	656,335
Federal National Mortgage Association,
Ser. 2018-M1, Cl. A2	2.99	12/25/2027	1,000,000	[c]	983,062
Federal National Mortgage Association,
Ser. 2017-M12, Cl. A2	3.08	6/25/2027	975,000	[c]	968,751
Federal National Mortgage Association,
Ser. 2018-M10, Cl. A2	3.38	7/1/2028	750,000	[c]	759,408
Federal National Mortgage Association,
Ser. 2010-M7, Cl. A2	3.66	11/25/2020	318,916	[c]	321,504
Financing,
Scd. Bonds	8.60	9/26/2019	40,000		41,549
Tennessee Valley Authority,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Bonds	5.25	9/15/2039	700,000		874,681
Tennessee Valley Authority,
Sr. Unscd. Bonds	6.15	1/15/2038	165,000		225,305
					22,097,210
U.S. Government Agencies Mortgage-Backed - 29.3%
Federal Home Loan Bank:
2.63%, 10/1/20			1,000,000		1,001,887
3.38%, 12/8/23			500,000		518,110
Federal Home Loan Mortgage Corp.:
3.00%			75,000	[c,d]	73,708
3.50%			7,275,000	[c,d]	7,320,111
4.00%			4,600,000	[c,d]	4,711,165
4.50%			1,600,000	[c,d]	1,662,469
1.88%, 11/17/20			1,000,000	[c]	989,217
2.00%, 8/1/28-3/1/32			596,523	[c]	578,574
2.50%, 10/1/27-2/1/47			6,729,417	[c]	6,626,479
3.00%, 9/1/21-10/1/48			24,035,508	[c]	23,820,382
3.50%, 1/1/21-9/1/48			18,799,697	[c]	19,007,180
4.00%, 4/1/24-10/1/48			14,519,993	[c]	14,952,453
4.50%, 2/1/19-12/1/48			5,823,765	[c]	6,096,050
5.00%, 5/1/23-9/1/48			2,136,426	[c]	2,270,770
5.50%, 10/1/20-1/1/40			1,374,068	[c]	1,480,643
6.00%, 6/1/22-7/1/39			642,528	[c]	702,101
6.50%, 3/1/19-9/1/37			147,465	[c]	162,671
7.00%, 6/1/21-9/1/31			24,963	[c]	27,262
7.50%, 2/1/23-11/1/33			18,480	[c]	20,227
8.00%, 7/1/20-10/1/31			8,246	[c]	9,251
8.50%, 6/1/30			379	[c]	438
Federal National Mortgage Association:
3.50%			10,150,000	[c,d]	10,201,345
4.00%			9,700,000	[c,d]	9,928,428
4.50%			2,425,000	[c,d]	2,519,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
1.25%, 2/26/19			1,000,000	[c]	999,132
1.38%, 10/7/21			700,000	[c]	680,510
1.88%, 12/28/20			1,400,000	[c]	1,385,135
2.00%, 7/1/28-3/1/32			963,984	[c]	934,072
2.50%, 7/1/27-2/1/47			8,685,467	[c]	8,545,969
3.00%, 10/1/26-7/1/48			36,273,390	[c]	35,932,141
3.50%, 8/1/25-11/1/48			28,953,022	[c]	29,285,899
4.00%, 7/1/24-9/1/48			22,445,099	[c]	23,104,173
4.50%, 5/1/19-6/1/48			9,888,652	[c]	10,346,687
4.71%, 11/1/35			83	[c]	87
5.00%, 4/1/20-1/1/44			3,516,310	[c]	3,739,736
5.50%, 1/1/32-12/1/38			1,927,045	[c]	2,086,836
6.00%, 1/1/23-11/1/38			1,239,446	[c]	1,351,606
6.50%, 10/1/21-12/1/37			391,276	[c]	432,587
7.00%, 8/1/23-7/1/32			31,354	[c]	34,593
7.50%, 4/1/26-6/1/31			22,275	[c]	24,145
8.00%, 3/1/22-8/1/30			6,088	[c]	6,618
8.50%, 7/1/30			186	[c]	213
Government National Mortgage Association I:
2.50%, 2/15/28-9/15/46			225,493		219,815
3.00%, 9/15/42-8/15/45			1,368,810		1,361,695
3.50%, 2/15/26-8/15/45			1,384,312		1,409,098
4.00%, 2/15/41-9/15/45			1,631,244		1,690,675
4.50%, 6/15/19-2/15/41			1,652,344		1,734,830
5.00%, 7/15/33-4/15/40			2,400,294		2,570,061
5.50%, 9/15/20-11/15/38			800,321		869,785
6.00%, 1/15/29-9/15/38			158,783		174,103
6.50%, 2/15/24-11/15/33			73,077		80,067
7.00%, 10/15/27-8/15/32			43,221		47,746
7.50%, 12/15/23-11/15/30			19,867		20,071
8.00%, 8/15/24-3/15/32			9,879		11,439
8.25%, 6/15/27			953		1,006

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
8.50%, 10/15/26			4,099		4,151
9.00%, 2/15/22-2/15/23			4,208		4,226
Government National Mortgage Association II:
3.00%			10,800,000	[d]	10,719,000
3.50%			16,475,000	[d]	16,683,765
4.00%			7,000,000	[d]	7,200,266
4.50%			3,600,000	[d]	3,736,657
5.00%			500,000	[d]	521,953
2.50%, 3/20/27-3/20/47			980,823		958,881
3.00%, 11/20/27-4/20/48			10,178,060		10,151,048
3.50%, 9/20/28-6/1/48			15,660,596		15,903,738
4.00%, 9/20/43-8/1/48			11,206,685		11,565,081
4.50%, 7/20/41-8/1/48			4,691,578		4,923,026
5.00%, 1/20/39-3/1/48			1,643,325		1,735,966
5.50%, 10/20/31-6/20/41			490,919		529,103
6.50%, 2/20/28			398		444
8.50%, 7/20/25			170		182
					328,398,276
U.S. Government Securities - 36.0%
U.S. Treasury Bonds
	2.25	8/15/2046	4,250,000		3,647,861
U.S. Treasury Bonds
	2.50	2/15/2046	2,400,000		2,176,125
U.S. Treasury Bonds
	2.50	5/15/2046	3,040,000		2,753,694
U.S. Treasury Bonds
	2.50	2/15/2045	3,605,000		3,279,987
U.S. Treasury Bonds
	2.75	11/15/2042	1,892,000		1,818,833
U.S. Treasury Bonds
	2.75	8/15/2042	1,150,000		1,106,808
U.S. Treasury Bonds

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
	2.75	8/15/2047	540,000		513,401
U.S. Treasury Bonds
	2.75	11/15/2047	2,280,000	[a]	2,165,955
U.S. Treasury Bonds
	2.88	5/15/2043	3,057,000		2,998,786
U.S. Treasury Bonds
	2.88	8/15/2045	3,720,000		3,638,916
U.S. Treasury Bonds
	2.88	11/15/2046	3,000,000		2,930,098
U.S. Treasury Bonds
	3.00	11/15/2044	2,170,000		2,174,832
U.S. Treasury Bonds
	3.00	2/15/2048	2,450,000		2,445,789
U.S. Treasury Bonds
	3.00	5/15/2045	3,640,000		3,648,673
U.S. Treasury Bonds
	3.00	5/15/2047	2,685,000		2,684,318
U.S. Treasury Bonds
	3.00	8/15/2048	2,370,000		2,366,158
U.S. Treasury Bonds
	3.00	2/15/2047	1,950,000		1,952,247
U.S. Treasury Bonds
	3.13	8/15/2044	2,685,000		2,751,391
U.S. Treasury Bonds
	3.13	2/15/2043	390,000		399,788
U.S. Treasury Bonds
	3.13	5/15/2048	1,475,000		1,508,792
U.S. Treasury Bonds
	3.13	2/15/2042	2,290,000		2,355,167
U.S. Treasury Bonds
	3.38	5/15/2044	490,000		523,793
U.S. Treasury Bonds

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	3.50	2/15/2039	1,965,000	2,161,116
U.S. Treasury Bonds
	3.63	8/15/2043	3,245,000	3,607,971
U.S. Treasury Bonds
	3.63	2/15/2044	3,070,000	3,416,334
U.S. Treasury Bonds
	3.75	8/15/2041	570,000	645,993
U.S. Treasury Bonds
	3.75	11/15/2043	2,875,000	3,260,935
U.S. Treasury Bonds
	4.38	2/15/2038	840,000	1,035,169
U.S. Treasury Bonds
	4.75	2/15/2041	2,650,000	3,439,514
U.S. Treasury Bonds
	4.75	2/15/2037	1,970,000	2,524,755
U.S. Treasury Bonds
	5.25	2/15/2029	345,000	423,683
U.S. Treasury Bonds
	5.25	11/15/2028	805,000	984,977
U.S. Treasury Bonds
	5.50	8/15/2028	810,000	1,004,716
U.S. Treasury Bonds
	6.13	11/15/2027	1,470,000	1,873,245
U.S. Treasury Bonds
	6.25	8/15/2023	1,110,000	1,289,573
U.S. Treasury Bonds
	7.13	2/15/2023	1,490,000	1,756,163
U.S. Treasury Bonds
	7.25	8/15/2022	275,000	319,397
U.S. Treasury Bonds
	8.13	5/15/2021	190,000	213,702
U.S. Treasury Bonds

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
	8.50	2/15/2020	1,100,000	[a]	1,166,473
U.S. Treasury Bonds
	8.75	8/15/2020	470,000		513,897
U.S. Treasury Notes
	1.13	3/31/2020	480,000		472,275
U.S. Treasury Notes
	1.13	4/30/2020	1,700,000		1,671,445
U.S. Treasury Notes
	1.13	9/30/2021	1,765,000		1,706,190
U.S. Treasury Notes
	1.25	10/31/2021	2,695,000		2,610,150
U.S. Treasury Notes
	1.25	7/31/2023	120,000		113,941
U.S. Treasury Notes
	1.38	4/30/2020	2,525,000		2,490,183
U.S. Treasury Notes
	1.38	8/31/2020	1,300,000		1,277,707
U.S. Treasury Notes
	1.38	3/31/2020	995,000		981,766
U.S. Treasury Notes
	1.38	9/30/2023	395,000		376,469
U.S. Treasury Notes
	1.38	6/30/2023	2,035,000		1,944,458
U.S. Treasury Notes
	1.38	9/30/2020	3,095,000		3,039,266
U.S. Treasury Notes
	1.38	8/31/2023	2,180,000		2,079,602
U.S. Treasury Notes
	1.38	10/31/2020	3,325,000		3,262,137
U.S. Treasury Notes
	1.38	9/15/2020	1,715,000		1,685,255
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	1.50	8/15/2020	1,745,000	1,719,064
U.S. Treasury Notes
	1.50	7/15/2020	2,195,000	2,164,047
U.S. Treasury Notes
	1.50	5/15/2020	1,925,000	1,900,674
U.S. Treasury Notes
	1.50	8/15/2026	5,155,000	4,783,077
U.S. Treasury Notes
	1.50	4/15/2020	1,275,000	1,259,909
U.S. Treasury Notes
	1.50	5/31/2020	2,610,000	2,576,152
U.S. Treasury Notes
	1.50	1/31/2022	2,600,000	2,530,176
U.S. Treasury Notes
	1.50	2/28/2023	895,000	862,574
U.S. Treasury Notes
	1.63	8/15/2022	55,000	53,499
U.S. Treasury Notes
	1.63	11/30/2020	2,525,000	2,486,632
U.S. Treasury Notes
	1.63	3/15/2020	3,850,000	3,811,350
U.S. Treasury Notes
	1.63	5/31/2023	3,610,000	3,489,502
U.S. Treasury Notes
	1.63	5/15/2026	3,880,000	3,644,699
U.S. Treasury Notes
	1.63	4/30/2023	1,460,000	1,412,293
U.S. Treasury Notes
	1.63	2/15/2026	3,000,000	2,824,452
U.S. Treasury Notes
	1.63	8/31/2022	2,355,000	2,290,329
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	1.63	10/15/2020	1,365,000	1,345,431
U.S. Treasury Notes
	1.63	7/31/2020	3,410,000	3,366,243
U.S. Treasury Notes
	1.63	6/30/2020	2,700,000	2,667,357
U.S. Treasury Notes
	1.63	11/15/2022	2,335,000	2,266,911
U.S. Treasury Notes
	1.75	6/30/2022	990,000	968,228
U.S. Treasury Notes
	1.75	9/30/2022	2,550,000	2,489,437
U.S. Treasury Notes
	1.75	10/31/2020	3,000,000	2,962,441
U.S. Treasury Notes
	1.75	11/15/2020	1,525,000	1,505,669
U.S. Treasury Notes
	1.75	11/30/2021	1,360,000	1,334,527
U.S. Treasury Notes
	1.75	12/31/2020	1,620,000	1,598,991
U.S. Treasury Notes
	1.75	2/28/2022	500,000	489,941
U.S. Treasury Notes
	1.75	3/31/2022	2,520,000	2,467,730
U.S. Treasury Notes
	1.75	1/31/2023	2,970,000	2,892,502
U.S. Treasury Notes
	1.75	4/30/2022	1,500,000	1,468,359
U.S. Treasury Notes
	1.75	5/15/2022	1,500,000	1,467,686
U.S. Treasury Notes
	1.75	5/15/2023	3,920,000	3,809,750
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
	1.75	5/31/2022	3,035,000	[a]	2,969,321
U.S. Treasury Notes
	1.88	9/30/2022	2,490,000		2,442,243
U.S. Treasury Notes
	1.88	8/31/2024	2,035,000		1,973,274
U.S. Treasury Notes
	1.88	11/30/2021	2,800,000		2,756,961
U.S. Treasury Notes
	1.88	12/15/2020	1,000,000		989,414
U.S. Treasury Notes
	1.88	3/31/2022	1,980,000		1,947,206
U.S. Treasury Notes
	1.88	2/28/2022	2,100,000		2,065,506
U.S. Treasury Notes
	1.88	7/31/2022	2,800,000		2,748,320
U.S. Treasury Notes
	1.88	5/31/2022	1,000,000		982,227
U.S. Treasury Notes
	1.88	4/30/2022	305,000		299,698
U.S. Treasury Notes
	1.88	10/31/2022	2,910,000		2,852,141
U.S. Treasury Notes
	1.88	8/31/2022	1,000,000		980,937
U.S. Treasury Notes
	1.88	1/31/2022	1,810,000		1,780,729
U.S. Treasury Notes
	2.00	1/15/2021	1,950,000		1,932,671
U.S. Treasury Notes
	2.00	12/31/2021	1,875,000		1,852,954
U.S. Treasury Notes
	2.00	11/30/2022	2,540,000		2,499,916
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
	2.00	2/15/2023	3,745,000	[a]	3,682,169
U.S. Treasury Notes
	2.00	6/30/2024	1,155,000		1,127,997
U.S. Treasury Notes
	2.00	11/30/2020	398,000		394,603
U.S. Treasury Notes
	2.00	9/30/2020	745,000		739,180
U.S. Treasury Notes
	2.00	5/31/2024	3,565,000		3,483,325
U.S. Treasury Notes
	2.00	11/15/2026	4,940,000		4,743,751
U.S. Treasury Notes
	2.00	4/30/2024	1,485,000		1,451,675
U.S. Treasury Notes
	2.00	7/31/2022	1,840,000		1,813,694
U.S. Treasury Notes
	2.00	10/31/2022	3,340,000		3,288,334
U.S. Treasury Notes
	2.00	10/31/2021	2,845,000		2,811,771
U.S. Treasury Notes
	2.00	2/15/2025	2,660,000	[a]	2,585,967
U.S. Treasury Notes
	2.00	11/15/2021	3,180,000		3,142,921
U.S. Treasury Notes
	2.00	7/31/2020	1,455,000		1,444,343
U.S. Treasury Notes
	2.13	11/30/2023	2,350,000		2,316,448
U.S. Treasury Notes
	2.13	8/15/2021	2,925,000		2,901,291
U.S. Treasury Notes
	2.13	2/29/2024	3,050,000		3,002,880
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	2.13	8/31/2020	1,710,000	1,700,481
U.S. Treasury Notes
	2.13	5/15/2025	1,345,000	1,315,053
U.S. Treasury Notes
	2.13	6/30/2022	2,500,000	2,475,195
U.S. Treasury Notes
	2.13	6/30/2021	2,470,000	2,451,041
U.S. Treasury Notes
	2.13	3/31/2024	1,910,000	1,879,447
U.S. Treasury Notes
	2.13	9/30/2021	2,100,000	2,082,773
U.S. Treasury Notes
	2.13	12/31/2022	4,480,000	4,428,462
U.S. Treasury Notes
	2.13	7/31/2024	3,000,000	2,947,441
U.S. Treasury Notes
	2.13	9/30/2024	1,590,000	1,560,715
U.S. Treasury Notes
	2.13	12/31/2021	1,265,000	1,254,376
U.S. Treasury Notes
	2.25	3/31/2020	2,525,000	2,516,518
U.S. Treasury Notes
	2.25	11/15/2027	2,780,000	2,701,921
U.S. Treasury Notes
	2.25	8/15/2027	3,155,000	3,071,750
U.S. Treasury Notes
	2.25	12/31/2024	2,000,000	1,974,414
U.S. Treasury Notes
	2.25	12/31/2023	1,430,000	1,417,236
U.S. Treasury Notes
	2.25	11/15/2024	3,580,000	3,534,691
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	2.25	11/15/2025	5,770,000	5,671,392
U.S. Treasury Notes
	2.25	1/31/2024	2,845,000	2,819,050
U.S. Treasury Notes
	2.25	2/15/2027	5,350,000	5,223,042
U.S. Treasury Notes
	2.25	3/31/2021	640,000	637,225
U.S. Treasury Notes
	2.25	7/31/2021	2,000,000	1,990,430
U.S. Treasury Notes
	2.25	4/30/2021	1,790,000	1,781,889
U.S. Treasury Notes
	2.38	5/15/2027	4,040,000	3,979,084
U.S. Treasury Notes
	2.38	8/15/2024	2,565,000	2,552,275
U.S. Treasury Notes
	2.38	1/31/2023	2,055,000	2,050,264
U.S. Treasury Notes
	2.38	12/31/2020	1,970,000	1,966,499
U.S. Treasury Notes
	2.38	4/30/2020	1,925,000	1,921,729
U.S. Treasury Notes
	2.38	4/15/2021	1,805,000	1,801,792
U.S. Treasury Notes
	2.38	3/15/2021	2,695,000	2,690,684
U.S. Treasury Notes
	2.50	12/31/2020	2,180,000	2,181,448
U.S. Treasury Notes
	2.50	3/31/2023	2,120,000	2,125,300
U.S. Treasury Notes
	2.50	1/31/2025	3,045,000	3,046,725
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	2.50	5/31/2020	1,990,000	1,989,728
U.S. Treasury Notes
	2.50	5/15/2024	4,690,000	4,699,069
U.S. Treasury Notes
	2.50	8/15/2023	1,640,000	1,644,100
U.S. Treasury Notes
	2.50	6/30/2020	2,050,000	2,050,280
U.S. Treasury Notes
	2.50	1/31/2021	2,125,000	2,126,660
U.S. Treasury Notes
	2.50	1/31/2024	2,175,000	2,181,584
U.S. Treasury Notes
	2.50	1/15/2022	2,015,000	2,018,659
U.S. Treasury Notes
	2.63	7/31/2020	2,120,000	2,123,934
U.S. Treasury Notes
	2.63	11/15/2020	2,650,000	2,656,263
U.S. Treasury Notes
	2.63	12/15/2021	2,070,000	2,081,361
U.S. Treasury Notes
	2.63	12/31/2023	2,235,000	2,254,076
U.S. Treasury Notes
	2.63	1/31/2026	3,500,000	3,523,789
U.S. Treasury Notes
	2.63	2/28/2023	2,105,000	2,120,582
U.S. Treasury Notes
	2.63	6/15/2021	2,100,000	2,108,695
U.S. Treasury Notes
	2.63	6/30/2023	2,170,000	2,186,868
U.S. Treasury Notes
	2.63	8/15/2020	2,170,000	2,174,281
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	2.63	7/15/2021	2,670,000	2,680,951
U.S. Treasury Notes
	2.63	5/15/2021	610,000	612,228
U.S. Treasury Notes
	2.63	8/31/2020	2,175,000	2,179,545
U.S. Treasury Notes
	2.75	11/30/2020	2,220,000	2,230,840
U.S. Treasury Notes
	2.75	7/31/2023	2,180,000	2,208,740
U.S. Treasury Notes
	2.75	4/30/2023	2,110,000	2,136,416
U.S. Treasury Notes
	2.75	5/31/2023	3,500,000	3,545,117
U.S. Treasury Notes
	2.75	9/30/2020	2,210,000	2,219,151
U.S. Treasury Notes
	2.75	2/15/2028	5,510,000	5,569,405
U.S. Treasury Notes
	2.75	2/15/2024	2,980,000	3,022,139
U.S. Treasury Notes
	2.75	9/15/2021	2,090,000	2,106,451
U.S. Treasury Notes
	2.75	8/15/2021	2,050,000	2,065,095
U.S. Treasury Notes
	2.75	8/31/2023	2,235,000	2,265,731
U.S. Treasury Notes
	2.75	11/15/2023	2,865,000	2,904,897
U.S. Treasury Notes
	2.88	10/15/2021	2,145,000	2,168,922
U.S. Treasury Notes
	2.88	10/31/2020	2,260,000	2,275,008
U.S. Treasury Notes

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
	2.88	11/15/2021	2,105,000	2,129,421
U.S. Treasury Notes
	2.88	11/30/2023	500,000	510,107
U.S. Treasury Notes
	2.88	10/31/2023	2,320,000	2,364,633
U.S. Treasury Notes
	2.88	9/30/2023	2,270,000	2,313,095
U.S. Treasury Notes
	2.88	5/15/2028	4,925,000	5,026,963
U.S. Treasury Notes
	2.88	5/31/2025	810,000	827,323
U.S. Treasury Notes
	2.88	8/15/2028	1,420,000	1,449,371
U.S. Treasury Notes
	3.13	11/15/2028	4,880,000	5,086,542
U.S. Treasury Notes
	3.13	5/15/2021	2,700,000	2,740,078
U.S. Treasury Notes
	3.50	5/15/2020	1,770,000	1,791,987
U.S. Treasury Notes
	3.63	2/15/2021	1,040,000	1,063,969
				427,287,764
Utilities - 1.8%
Alabama Power,
Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	200,000	186,047
American Water Capital,
Sr. Unscd. Notes	3.75	9/1/2047	110,000	100,949
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/2024	250,000	256,132
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/2044	350,000	348,222
Berkshire Hathaway Energy,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	3.80	7/15/2048	445,000		409,272
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/2043	250,000		274,972
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/2036	471,000		558,547
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000		241,188
Consolidated Edison of New York,
Sr. Unscd. Notes, Ser. C	4.30	12/1/2056	450,000		426,044
Dominion Energy,
Sr. Unscd. Notes, Ser. B	2.75	9/15/2022	200,000		194,551
Dominion Energy,
Sr. Unscd. Notes, Ser. C	4.05	9/15/2042	200,000		184,486
Dominion Energy,
Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000		120,021
DTE Electric,
Mortgage Bonds	3.38	3/1/2025	500,000	[a]	501,977
DTE Electric,
Sr. Scd. Notes	3.45	10/1/2020	350,000		351,547
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/2024	500,000		508,843
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/2021	400,000		409,112
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/2042	250,000		246,398
Duke Energy Florida,
First Mortgage Bonds	3.40	10/1/2046	300,000		266,613
Duke Energy Florida,
First Mortgage Bonds	3.80	7/15/2028	400,000		408,399
Duke Energy Florida,
First Mortgage Bonds	6.40	6/15/2038	150,000		194,169
Emera US Finance,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Gtd. Notes	4.75	6/15/2046	250,000	243,718
Enel Chile,
Sr. Unscd. Notes	4.88	6/12/2028	400,000	411,500
Enel Generacion Chile,
Sr. Unscd. Notes	4.25	4/15/2024	250,000	253,742
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/2039	400,000	427,406
FirstEnergy,
Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	150,000	152,357
Florida Power & Light,
First Mortgage Bonds	3.70	12/1/2047	50,000	47,442
Florida Power & Light,
First Mortgage Bonds	4.05	10/1/2044	400,000	402,510
Georgia Power,
Sr. Unscd. Notes	3.25	3/30/2027	250,000	234,512
Georgia Power,
Sr. Unscd. Notes	3.25	4/1/2026	500,000	475,130
Hydro-Quebec,
Govt. Gtd. Debs., Ser. HH	8.50	12/1/2029	400,000	580,716
Hydro-Quebec,
Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	30,844
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/2037	300,000	350,280
Interstate Power & Light,
Sr. Unscd. Debs.	3.70	9/15/2046	300,000	269,753
Interstate Power & Light,
Sr. Unscd. Notes	4.10	9/26/2028	300,000	305,595
MidAmerican Energy,
First Mortgage Bonds	3.50	10/15/2024	400,000	408,037
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/2037	400,000	516,809
Nisource Finance,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Sr. Unscd. Notes	3.49	5/15/2027	420,000	406,838
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/2032	250,000	326,354
Oncor Electric Delivery
Sr. Scd. Notes	5.75	3/15/2029	170,000	199,028
PPL Capital Funding,
Gtd. Notes	3.40	6/1/2023	400,000	395,350
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/2043	500,000	544,754
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/2031	480,000	640,270
Public Service Company of Colorado,
First Mortgage Bonds	3.20	11/15/2020	750,000	752,375
Public Service Electric & Gas,
First Mortgage Notes	3.25	9/1/2023	300,000	303,702
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/2023	400,000	402,833
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/2022	1,000,000	971,082
Sempra Energy,
Sr. Unscd. Notes	4.00	2/1/2048	50,000	43,452
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/2064	250,000	243,009
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/2032	200,000	246,435
Southern California Edison,
First Mortgage Bonds	3.88	6/1/2021	400,000	398,525
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000	76,927
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/2029	450,000	474,765
Southern Company Gas Capital,

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)	Value($)
Bonds and Notes - 101.1%
Gtd. Notes	3.50	9/15/2021	193,000	192,993
Southernwestern Public Service,
First Mortgage Bonds	3.40	8/15/2046	350,000	303,516
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000	304,993
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/2044	250,000	240,679
Toledo Edison,
Sr. Scd. Notes	6.15	5/15/2037	200,000	238,966
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/2043	500,000	479,972
Washington Gas Light,
Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	500,000	471,098
Wisconsin Energy,
Sr. Unscd. Bonds	3.55	6/15/2025	140,000	140,277
Wisconsin Public Service,
Sr. Unscd. Notes	3.35	11/21/2021	100,000	100,925
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/2036	200,000	247,945
				20,444,903
Total Bonds and Notes
(cost $1,126,997,973)				1,125,039,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Principal
Description	Rate (%)	Maturity Date	Amount ($)		Value($)
Bonds and Notes - 101.1%
	1-Day Yield
Description	(%)		Shares		Value ($)
Investment Companies - 5.8%
Registered Investment Companies - 5.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $64,027,729)	2.37		64,027,729	[e]	64,027,729
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $4,255,192)	2.37		4,255,192	[e]	4,255,192
Total Investments (cost $1,195,280,894)					1,193,685,014
Liabilities, Less Cash and Receivables					(80,732,342)
Net Assets					1,112,952,672

GO—General Obligation

[a]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $16,472,511 and the value of the collateral held by the fund was $19,674,791, consisting of cash collateral of $4,255,192 and U.S. Government & Agency securities valued at $15,419,599.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $3,423,392 or .31% of net assets.

[c]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies

[d]	Purchased on a forward commitment basis.
[e]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund

January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	7,389,872	-	7,389,872
Commercial Mortgage-Backed	-	14,526,490	-	14,526,490
Corporate Bonds†	-	286,396,816	-	286,396,816
Foreign Government	-	33,018,013	-	33,018,013
Municipal Bonds	-	6,287,652	-	6,287,652
Investment Companies	68,282,921	-	-	68,282,921
U.S. Government Agencies/ Mortgage-Backed	-	350,495,486	-	350,495,486
U.S. Treasury	-	462,846,880	-	462,846,880
Liabilities ($)
Other Financial Instruments:
TBA Sale Commitments	-	(8,689,093)	-	(8,689,093)

†     See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

NOTES

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2019, accumulated net unrealized depreciation on investments was $1,595,880, consisting of $13,450,533 gross unrealized appreciation and $15,046,413 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - .8%
General Motors	117,024		4,566,276
Banks - 7.9%
Bank of America	496,769		14,143,013
Citigroup	132,135		8,517,422
JPMorgan Chase & Co.	159,819		16,541,266
U. S. Bancorp	103,593		5,299,818
			44,501,519
Capital Goods - 5.1%
Harris	25,189		3,858,451
Honeywell International	55,305		7,943,457
Quanta Services	86,753		3,065,851
Raytheon	29,829		4,914,626
United Technologies	75,870		8,957,971
			28,740,356
Consumer Services - 2.8%
Chipotle Mexican Grill	11,843	[a]	6,272,171
Las Vegas Sands	81,036		4,729,261
McDonald's	26,622		4,759,481
			15,760,913
Diversified Financials - 8.0%
American Express	26,281		2,699,059
Ameriprise Financial	30,696		3,886,114
Berkshire Hathaway	82,407	[a]	16,937,935
Goldman Sachs Group	30,744		6,087,619
LPL Financial Holdings	61,974		4,361,110
Morgan Stanley	149,145		6,308,833
Voya Financial	109,603		5,088,867
			45,369,537
Energy - 7.2%
Anadarko Petroleum	105,800		5,007,514
Hess	108,627		5,865,858
Marathon Petroleum	156,225		10,351,468
Occidental Petroleum	119,750		7,996,905
Phillips 66	80,471		7,677,738
Valero Energy	46,470		4,080,995
			40,980,478
Food & Staples Retailing - .9%
Costco Wholesale	25,112		5,389,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Food, Beverage & Tobacco - 2.8%
Coca-Cola European Partners	73,871		3,514,782
Conagra Brands	293,900		6,359,996
PepsiCo	53,090		5,981,650
			15,856,428
Health Care Equipment & Services - 7.9%
Becton Dickinson and Co.	20,983		5,234,419
CVS Health	108,092		7,085,431
Edwards Lifesciences	31,758	[a]	5,412,198
HCA Healthcare	22,758		3,173,148
Humana	16,170		4,996,368
Medtronic	98,351		8,693,245
Quest Diagnostics	32,013		2,796,336
UnitedHealth Group	17,141		4,631,498
WellCare Health Plans	10,418	[a]	2,880,369
			44,903,012
Insurance - 1.9%
American International Group	124,103		5,364,973
Hartford Financial Services Group	111,756		5,243,592
			10,608,565
Materials - 5.5%
CF Industries Holdings	149,269		6,515,592
DowDuPont	97,612		5,252,502
Freeport-McMoRan	411,077		4,784,936
Mosaic	225,023		7,263,742
Vulcan Materials	69,557		7,070,469
			30,887,241
Media & Entertainment - 7.5%
Alphabet, Cl. C	22,799	[a]	25,452,120
Comcast, Cl. A	243,853		8,917,704
Omnicom Group	101,036	[b]	7,868,684
			42,238,508
Pharmaceuticals Biotechnology & Life Sciences - 6.2%
Biogen	18,768	[a]	6,264,383
Illumina	9,512	[a]	2,661,362
Merck & Co.	219,735		16,354,876
Pfizer	228,108		9,683,185
			34,963,806
Real Estate - 1.8%
Lamar Advertising, Cl. A	98,511	[c]	7,334,144
Outfront Media	143,545	[c]	2,978,559
			10,312,703
Retailing - 4.8%
Amazon. com	11,672	[a]	20,061,017
GrubHub	23,431	[a,b]	1,883,852

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Retailing - 4.8% (continued)
O'Reilly Automotive	15,763	[a]	5,432,876
			27,377,745
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom	21,819		5,852,947
Qualcomm	118,642		5,875,152
Texas Instruments	41,471		4,175,300
Xilinx	30,101		3,369,506
			19,272,905
Software & Services - 10.2%
FleetCor Technologies	17,622	[a]	3,556,296
HubSpot	29,295	[a,b]	4,637,691
International Business Machines	73,885		9,931,622
Microsoft	68,511		7,154,604
Oracle	91,361		4,589,063
Palo Alto Networks	39,124	[a]	8,404,618
PayPal Holdings	50,440	[a]	4,477,054
salesforce.com	27,909	[a]	4,241,331
Teradata	97,675	[a]	4,334,816
Visa, Cl. A	47,536	[b]	6,417,835
			57,744,930
Technology Hardware & Equipment - 6.2%
Apple	70,974		11,812,913
Cisco Systems	345,478		16,337,655
Corning	204,008		6,785,306
			34,935,874
Telecommunication Services - 4.7%
AT&T	385,911		11,600,485
Verizon Communications	275,394		15,163,194
			26,763,679
Transportation - 2.3%
Delta Air Lines	176,364		8,717,673
Union Pacific	27,582		4,387,469
			13,105,142
Utilities - 1.0%
PPL	177,797		5,568,602
Total Common Stocks (cost $480,334,587)			559,848,008

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
SPDR S&P 500 ETF Trust
(cost $2,709,510)	10,466		2,825,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day
	Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $109,691)	2.37	109,691 [d]	109,691

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $581,568)	2.37	581,568 [d]	581,568
Total Investments (cost $483,735,356)		99.5%	563,364,354
Cash and Receivables (Net)		.5%	2,590,223
Net Assets		100.0%	565,954,577

ETF—Exchange-Traded Fund SPDR—Standard & Poor's Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $11,511,655 and the value of the collateral held by the fund was $11,705,535, consisting of cash collateral of $581,568 and U.S. Government & Agency securities valued at $11,123,967.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	547,639,981	12,208,027	††	- 559,848,008
Exchange-Traded Funds	2,825,087	-		-	2,825,087
Investment Companies	691,259	-		-	691,259

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2019, accumulated net unrealized appreciation on investments was $79,628,998, consisting of $102,817,548 gross unrealized appreciation and $23,188,550 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - .5%
Aptiv	27,512		2,177,025
BorgWarner	20,676		845,648
Ford Motor	404,800		3,562,240
General Motors	136,356		5,320,611
Goodyear Tire & Rubber	24,175		512,268
Harley-Davidson	16,559	[a]	610,365
			13,028,157
Banks - 5.8%
Bank of America	951,924		27,101,276
BB&T	80,967		3,951,190
Citigroup	254,530		16,407,004
Citizens Financial Group	48,090		1,631,213
Comerica	16,704		1,315,273
Fifth Third Bancorp	69,188		1,855,622
First Republic Bank	17,302	[a]	1,671,892
Huntington Bancshares	108,895		1,441,770
JPMorgan Chase & Co.	346,898		35,903,943
KeyCorp	106,427		1,752,853
M&T Bank	14,891		2,450,165
People's United Financial	37,470		613,759
PNC Financial Services	47,959		5,883,131
Regions Financial	106,286		1,612,359
SunTrust Banks	46,460		2,760,653
SVB Financial Group	5,569	[b]	1,299,693
U. S. Bancorp	158,070		8,086,861
Wells Fargo & Co.	441,739		21,605,454
Zions Bancorporation	21,077	[a]	1,003,054
			138,347,165
Capital Goods - 6.7%
3M	60,652		12,148,596
A.O. Smith	14,571		697,368
Allegion	10,274		882,126
AMETEK	24,403		1,778,979
Arconic	43,233		813,645
Boeing	55,062		21,233,008
Caterpillar	61,412		8,177,622
Cummins	15,631		2,299,476
Deere & Co.	33,420		5,480,880
Dover	15,797		1,387,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 6.7% (continued)
Eaton	44,882		3,422,252
Emerson Electric	65,727		4,303,147
Fastenal	29,569	[a]	1,787,742
Flowserve	14,689		646,904
Fluor	15,367		561,971
Fortive	30,320		2,273,697
Fortune Brands Home & Security	15,478		701,153
General Dynamics	28,905		4,947,669
General Electric	905,208		9,196,913
Harris	12,098		1,853,172
Honeywell International	77,097		11,073,442
Huntington Ingalls Industries	4,440		916,638
Illinois Tool Works	31,673		4,349,020
Ingersoll-Rand	25,602		2,561,224
Jacobs Engineering Group	12,735		825,228
Johnson Controls International	96,771	[a]	3,267,957
L3 Technologies	8,222		1,618,747
Lockheed Martin	25,740		7,456,621
Masco	32,218		1,044,185
Northrop Grumman	18,027		4,967,340
PACCAR	37,121		2,432,168
Parker-Hannifin	13,655		2,250,481
Pentair	17,318		713,328
Quanta Services	14,907		526,813
Raytheon	29,551		4,868,823
Rockwell Automation	12,806		2,170,873
Roper Technologies	10,968		3,106,796
Snap-on	5,777	[a]	958,924
Stanley Black & Decker	15,895		2,009,764
Textron	24,740		1,316,910
TransDigm Group	4,953	[b]	1,936,623
United Rentals	8,894	[b]	1,114,062
United Technologies	84,496		9,976,443
W.W. Grainger	4,895	[a]	1,445,934
Xylem	18,401		1,311,255
			158,813,370
Commercial & Professional Services - .7%
Cintas	9,050		1,696,965
Copart	21,347	[b]	1,080,799
Equifax	12,322		1,318,700
IHS Markit	38,209	[b]	1,983,811
Nielsen Holdings	36,097		926,971
Republic Services	22,361		1,715,312
Robert Half International	12,968		835,528

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - .7% (continued)
Rollins	15,077	[a]	561,467
Verisk Analytics	17,445	[b]	2,048,217
Waste Management	40,672		3,891,090
			16,058,860
Consumer Durables & Apparel - 1.2%
Capri Holdings	15,220	[b]	646,546
D.R. Horton	35,063		1,348,172
Garmin	11,895		822,896
Hanesbrands	40,007	[a]	599,705
Hasbro	12,057	[a]	1,091,882
Leggett & Platt	14,487	[a]	593,388
Lennar, Cl. A	30,920		1,466,226
Mattel	38,962	[a,b]	461,310
Mohawk Industries	6,514	[b]	838,938
Newell Brands	46,668	[a]	989,828
NIKE, Cl. B	132,574		10,855,159
PulteGroup	25,846		718,777
PVH	8,090		882,700
Ralph Lauren	5,842		678,490
Tapestry	29,171		1,129,209
Under Armour, Cl. A	19,818	[b]	411,025
Under Armour, Cl. C	19,950	[a,b]	377,853
VF	34,733		2,923,477
Whirlpool	6,784		902,340
			27,737,921
Consumer Services - 1.8%
Carnival	42,813		2,465,173
Chipotle Mexican Grill	2,457	[b]	1,301,252
Darden Restaurants	13,150		1,379,830
H&R Block	23,230	[a]	547,996
Hilton Worldwide Holdings	31,593		2,353,047
Marriott International, Cl. A	30,007		3,436,702
McDonald's	80,335		14,362,291
MGM Resorts International	52,682		1,550,958
Norwegian Cruise Line Holdings	22,288	[b]	1,146,272
Royal Caribbean Cruises	17,856		2,143,613
Starbucks	129,110		8,797,555
Wynn Resorts	10,317		1,269,094
Yum! Brands	33,102		3,110,926
			43,864,709
Diversified Financials - 5.2%
Affiliated Managers Group	5,953		624,767
American Express	72,868		7,483,544
Ameriprise Financial	14,725		1,864,185

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Diversified Financials - 5.2% (continued)
Bank of New York Mellon	94,466		4,942,461
Berkshire Hathaway	202,955	[b]	41,715,371
BlackRock	12,615		5,236,234
Capital One Financial	49,140		3,960,193
Cboe Global Markets	11,389		1,062,252
Charles Schwab	125,940		5,890,214
CME Group	37,500		6,835,500
Discover Financial Services	35,688		2,408,583
E*TRADE Financial	26,838		1,252,261
Franklin Resources	31,351	[a]	928,303
Goldman Sachs	35,984		7,125,192
Intercontinental Exchange	59,998		4,605,446
Invesco	43,757	[a]	797,253
Jefferies Financial Group	31,028		645,693
Moody's	17,239		2,732,554
Morgan Stanley	135,871		5,747,343
MSCI	9,474		1,613,138
Nasdaq	11,829		1,041,425
Northern Trust	23,661		2,093,052
Raymond James Financial	14,090		1,134,245
S&P Global	26,054		4,993,249
State Street	40,243		2,853,229
Synchrony Financial	68,053		2,044,312
T. Rowe Price Group	25,707		2,402,576
			124,032,575
Energy - 5.4%
Anadarko Petroleum	52,108		2,466,272
Apache	40,253	[a]	1,321,103
Baker Hughes	53,465		1,260,170
Cabot Oil & Gas	43,812		1,093,109
Chevron	199,241		22,842,981
Cimarex Energy	10,522		792,727
Concho Resources	21,219	[b]	2,542,885
ConocoPhillips	119,799		8,109,194
Devon Energy	49,831		1,327,996
Diamondback Energy	16,080		1,658,170
EOG Resources	60,278		5,979,578
Exxon Mobil	441,621		32,361,987
Halliburton	90,621		2,841,875
Helmerich & Payne	12,005		672,160
Hess	26,031		1,405,674
HollyFrontier	17,362		978,175
Kinder Morgan	200,074		3,621,339
Marathon Oil	90,128		1,423,121

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 5.4% (continued)
Marathon Petroleum	72,593		4,810,012
National Oilwell Varco	40,575		1,196,151
Newfield Exploration	21,949	[b]	401,228
Noble Energy	51,291		1,145,841
Occidental Petroleum	78,430		5,237,555
ONEOK	43,297		2,780,100
Phillips 66	44,013		4,199,280
Pioneer Natural Resources	17,616	[b]	2,507,109
Schlumberger	143,943		6,363,720
TechnipFMC	46,107		1,058,617
Valero Energy	44,656		3,921,690
Williams Cos.	128,142		3,450,864
			129,770,683
Food & Staples Retailing - 1.5%
Costco Wholesale	45,624		9,792,279
Kroger	84,711		2,399,863
Sysco	50,079		3,197,544
Walgreens Boots Alliance	83,567		6,038,551
Walmart	148,346		14,215,997
			35,644,234
Food, Beverage & Tobacco - 3.9%
Altria Group	195,612		9,653,452
Archer-Daniels-Midland	57,935		2,601,281
Brown-Forman, Cl. B	16,796		793,611
Campbell Soup	21,296		754,517
Coca-Cola	399,367		19,221,534
Conagra Brands	50,942		1,102,385
Constellation Brands, Cl. A	17,532		3,044,607
General Mills	62,591		2,781,544
Hershey	14,936		1,584,710
Hormel Foods	27,196	[a]	1,150,935
J.M. Smucker	11,984		1,256,882
Kellogg	26,841		1,583,887
Kraft Heinz	65,893		3,166,818
Lamb Weston Holdings	15,223		1,100,623
McCormick & Co.	12,808	[a]	1,583,581
Molson Coors Brewing, Cl. B	18,958		1,262,792
Mondelez International, Cl. A	151,172		6,993,217
Monster Beverage	41,392	[b]	2,369,278
PepsiCo	147,121		16,576,123
Philip Morris International	161,926		12,422,963
Tyson Foods, Cl. A	30,374		1,880,758
			92,885,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 6.6%
Abbott Laboratories	182,983		13,354,099
ABIOMED	4,750	[b]	1,667,583
Align Technology	7,664	[b]	1,907,953
AmerisourceBergen	16,649		1,388,027
Anthem	26,902		8,151,306
Baxter International	52,443		3,801,593
Becton Dickinson and Co	27,895		6,958,687
Boston Scientific	145,858	[b]	5,564,483
Cardinal Health	30,571		1,527,633
Centene	21,673	[b]	2,829,844
Cerner	34,846	[b]	1,913,394
Cigna Corp	39,618	[b]	7,916,073
Cooper	5,034		1,403,278
CVS Health	134,594		8,822,637
Danaher	64,146		7,115,074
DaVita	13,646	[b]	765,950
Dentsply Sirona	22,701		952,307
Edwards Lifesciences	22,122	[b]	3,770,031
HCA Healthcare	27,832		3,880,616
Henry Schein	15,792	[b]	1,227,038
Hologic	28,001	[b]	1,243,244
Humana	14,233		4,397,855
IDEXX Laboratories	9,193	[b]	1,956,087
Intuitive Surgical	11,974	[b]	6,270,065
Laboratory Corporation of America
Holdings	10,753	[b]	1,498,431
McKesson	20,823		2,670,550
Medtronic	139,910		12,366,645
Quest Diagnostics	13,849		1,209,710
ResMed	14,538		1,383,581
Stryker	32,499		5,770,847
Teleflex	4,402		1,203,947
UnitedHealth Group	100,330		27,109,166
Universal Health Services, Cl. B	9,177		1,216,228
Varian Medical Systems	9,579	[b]	1,264,715
WellCare Health Plans	5,284	[b]	1,460,920
Zimmer Biomet Holdings	21,115		2,313,359
			158,252,956
Household & Personal Products - 1.8%
Church & Dwight	26,150		1,689,551
Clorox	13,270		1,969,003
Colgate-Palmolive	90,128		5,829,479
Coty	53,055	[a,b]	411,707
Estee Lauder, Cl. A	22,799		3,110,240

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Household & Personal Products - 1.8% (continued)
Kimberly-Clark	35,927		4,001,549
Procter & Gamble	259,801		25,063,002
			42,074,531
Insurance - 2.4%
Aflac	80,196		3,825,349
Allstate	36,143		3,175,885
American International Group	91,758		3,966,698
Aon	25,370		3,963,555
Arthur J. Gallagher & Co.	19,530		1,459,086
Assurant	5,897		568,412
Brighthouse Financial	12,665	[b]	472,911
Chubb	47,912		6,374,692
Cincinnati Financial	16,022		1,299,705
Everest Re Group	4,128		904,238
Hartford Financial Services	36,893		1,731,020
Lincoln National	21,857		1,278,416
Loews	28,304		1,355,762
Marsh & McLennan Cos.	52,272		4,609,868
MetLife	104,090		4,753,790
Principal Financial Group	26,956		1,349,687
Progressive	61,374		4,129,856
Prudential Financial	42,833		3,946,633
Torchmark	11,275		944,394
Travelers Cos	27,960		3,510,098
Unum	22,612		785,993
Willis Towers Watson	13,691		2,228,758
			56,634,806
Materials - 2.7%
Air Products & Chemicals	23,276		3,826,342
Albemarle	11,673	[a]	942,361
Avery Dennison	8,732		912,057
Ball	35,666		1,864,619
Celanese, Ser. A	14,132	[b]	1,353,280
CF Industries Holdings	25,053		1,093,563
DowDuPont	239,052		12,863,388
Eastman Chemical	15,257		1,230,019
Ecolab	26,581		4,204,317
FMC	14,508		1,157,738
Freeport-McMoRan	153,416		1,785,762
International Flavors & Fragrances	10,329		1,464,446
International Paper	42,842		2,031,996
Linde	57,363		9,350,743
LyondellBasell Industries, Cl. A	32,543		2,830,265
Martin Marietta Materials	6,792		1,200,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 2.7% (continued)
Mosaic	36,219		1,169,149
Newmont Mining	55,234		1,884,032
Nucor	32,328		1,979,767
Packaging Corporation of America	9,500		896,040
PPG Industries	24,803		2,615,228
Sealed Air	16,513		652,264
Sherwin-Williams	8,603		3,626,337
Vulcan Materials	13,598		1,382,237
WestRock	26,821		1,091,883
			63,407,844
Media & Entertainment - 8.2%
Activision Blizzard	80,464	[b]	3,801,119
Alphabet, Cl. A	31,187	[b]	35,113,131
Alphabet, Cl. C	32,093	[b]	35,827,662
CBS, Cl. B	34,623		1,712,454
Charter Communications, Cl. A	18,314	[b]	6,062,850
Comcast, Cl. A	473,233		17,306,131
Discovery, Cl. A	17,175	[b]	487,427
Discovery, Cl. C	35,740	[b]	952,471
DISH Network, Cl. A	24,933	[b]	764,695
Electronic Arts	31,253	[b]	2,882,777
Facebook, Cl. A	250,626	[b]	41,776,848
Interpublic Group of Companies	38,767		881,949
Netflix	45,451	[b]	15,430,614
News Corp., Cl. A	42,430	[b]	544,377
News Corp., Cl. B	11,045	[b]	142,812
Omnicom Group	23,270	[a]	1,812,268
Take-Two Interactive Software	12,051	[b]	1,271,983
TripAdvisor	10,360	[a,b]	594,457
Twenty-First Century Fox, Cl. A	109,810	[b]	5,414,731
Twenty-First Century Fox, Cl. B	51,448	[b]	2,524,039
Twitter	76,065	[b]	2,552,741
Viacom, Cl. B	35,879		1,055,560
Walt Disney	155,175		17,305,116
			196,218,212
Pharmaceuticals Biotechnology & Life Sciences - 8.4%
AbbVie	156,735		12,584,253
Agilent Technologies	33,138		2,520,145
Alexion Pharmaceuticals	23,364	[b]	2,872,837
Allergan	33,408		4,810,084
Amgen	66,393		12,422,794
Biogen	21,108	[b]	7,045,428
Bristol-Myers Squibb	171,164		8,450,367
Celgene	73,625	[b]	6,512,867

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.4%
(continued)
Eli Lilly & Co.	98,206		11,770,971
Gilead Sciences	134,671		9,428,317
Illumina	15,380	[b]	4,303,170
Incyte	18,954	[b]	1,527,503
IQVIA Holdings	16,333	[b]	2,107,120
Johnson & Johnson	279,779		37,232,989
Merck & Co.	271,120		20,179,462
Mettler-Toledo International	2,630	[b]	1,678,361
Mylan	52,959	[b]	1,586,122
Nektar Therapeutics	18,247	[a,b]	772,578
PerkinElmer	11,386	[a]	1,030,433
Perrigo	13,929	[a]	647,002
Pfizer	602,833		25,590,261
Regeneron Pharmaceuticals	8,225	[b]	3,530,746
Thermo Fisher Scientific	41,918		10,297,995
Vertex Pharmaceuticals	26,543	[b]	5,067,324
Waters	7,980	[b]	1,845,136
Zoetis	49,851		4,295,162
			200,109,427
Real Estate - 3.0%
Alexandria Real Estate Equities	11,208	[c]	1,476,206
American Tower	45,827	[c]	7,920,739
Apartment Investment & Management,
Cl. A	16,445	[c]	814,356
AvalonBay Communities	14,289	[c]	2,756,634
Boston Properties	15,968	[c]	2,105,700
CBRE Group, Cl. A	32,988	[b]	1,509,201
Crown Castle International	43,667	[c]	5,111,659
Digital Realty Trust	21,997	[c]	2,383,155
Duke Realty	36,330	[c]	1,062,289
Equinix	8,370	[c]	3,297,780
Equity Residential	38,095	[c]	2,764,173
Essex Property Trust	6,787	[c]	1,840,634
Extra Space Storage	13,621	[c]	1,343,167
Federal Realty Investment Trust	7,646	[c]	1,013,630
HCP	49,974	[c]	1,576,180
Host Hotels & Resorts	78,090	[c]	1,410,305
Iron Mountain	28,855	[a,c]	1,073,406
Kimco Realty	42,159	[c]	717,125
Macerich	10,638	[c]	491,050
Mid-America Apartment Communities	11,581	[c]	1,172,924
Prologis	65,318	[c]	4,517,393
Public Storage	15,635	[c]	3,322,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 3.0% (continued)
Realty Income	30,974	[a,c]	2,127,604
Regency Centers	17,904	[c]	1,163,760
SBA Communications	11,682	[b,c]	2,132,315
Simon Property Group	32,560	[c]	5,929,827
SL Green Realty	8,560	[c]	791,201
UDR	28,887	[c]	1,263,806
Ventas	36,695	[c]	2,366,461
Vornado Realty Trust	18,560	[c]	1,297,530
Welltower	39,763	[c]	3,081,235
Weyerhaeuser	77,170	[c]	2,024,941
			71,859,136
Retailing - 6.5%
Advance Auto Parts	7,455		1,186,836
Amazon. com	42,863	[b]	73,669,924
AutoZone	2,674	[b]	2,265,787
Best Buy	24,907		1,475,491
Booking Holdings	4,821	[b]	8,835,977
CarMax	18,405	[a,b]	1,081,846
Dollar General	27,214		3,141,312
Dollar Tree	24,577	[b]	2,379,791
eBay	96,038		3,231,679
Expedia	12,702		1,514,714
Foot Locker	12,511		699,240
Gap	22,631		575,733
Genuine Parts	15,004		1,497,699
Home Depot	117,767		21,613,778
Kohl's	16,932		1,163,059
L Brands	23,331		649,535
LKQ	33,669	[b]	882,801
Lowe's	83,544		8,033,591
Macy's	32,338		850,489
Nordstrom	11,264	[a]	522,762
O'Reilly Automotive	8,289	[b]	2,856,887
Ross Stores	39,358		3,625,659
Target	55,068		4,019,964
The TJX Companies	128,654		6,397,963
Tiffany & Co.	11,511		1,021,371
Tractor Supply	13,134		1,121,644
Ulta Beauty	5,892	[b]	1,719,993
			156,035,525
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices	90,979	[a,b]	2,220,797
Analog Devices	38,353		3,791,578
Applied Materials	101,874		3,981,236

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 3.6%
(continued)
Broadcom	43,060		11,550,845
Intel	475,917		22,425,209
KLA-Tencor	15,704		1,673,575
Lam Research	16,019		2,716,502
Maxim Integrated Products	28,940		1,570,574
Microchip Technology	25,310		2,034,165
Micron Technology	116,172	[b]	4,440,094
NVIDIA	63,510		9,129,562
Qorvo	12,782	[b]	835,432
Qualcomm	126,073		6,243,135
Skyworks Solutions	18,162		1,326,552
Texas Instruments	100,010		10,069,007
Xilinx	26,388		2,953,873
			86,962,136
Software & Services - 10.8%
Accenture	66,373	[b]	10,191,574
Adobe Systems	50,852	[b]	12,602,143
Akamai Technologies	16,535	[b]	1,076,429
Alliance Data Systems	4,841		859,713
ANSYS	8,705	[b]	1,430,667
Autodesk	22,903	[b]	3,371,322
Automatic Data Processing	45,904		6,419,215
Broadridge Financial Solutions	12,478		1,258,157
Cadence Design Systems	29,182	[b]	1,401,611
Citrix Systems	13,214		1,354,964
Cognizant Technology Solutions, Cl. A	60,061		4,185,050
DXC Technology	29,824		1,912,315
Fidelity National Information Services	33,941		3,547,853
Fiserv	42,273	[a,b]	3,505,700
FleetCor Technologies	9,480	[b]	1,913,159
Fortinet	15,061	[b]	1,153,221
Gartner	9,254	[b]	1,257,526
Global Payments	16,406		1,842,066
International Business Machines	94,661		12,724,332
Intuit	26,972		5,821,097
Jack Henry & Associates	8,037		1,073,341
Mastercard, Cl. A	94,725		19,999,289
Microsoft	806,597		84,232,925
Oracle	265,476		13,334,859
Paychex	32,989		2,335,621
PayPal Holdings	122,727	[b]	10,893,249
Red Hat	18,474	[b]	3,285,416
salesforce.com	79,689	[b]	12,110,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 10.8% (continued)
Symantec	65,207		1,370,651
Synopsys	15,695	[b]	1,465,128
Total System Services	17,177		1,539,231
VeriSign	11,335	[b]	1,918,675
Visa, Cl. A	183,255	[a]	24,741,258
Western Union	45,884	[a]	837,383
			256,965,477
Technology Hardware & Equipment - 5.4%
Amphenol	31,904		2,805,000
Apple	470,449		78,301,532
Arista Networks	5,439	[b]	1,168,188
Cisco Systems	468,763		22,167,802
Corning	84,421		2,807,842
F5 Networks	6,253	[b]	1,006,420
FLIR Systems	14,055		687,008
Hewlett Packard Enterprise	151,076		2,355,275
HP	165,389		3,643,520
IPG Photonics	4,076	[b]	542,108
Juniper Networks	37,687		977,601
Keysight Technologies	19,493	[b]	1,442,872
Motorola Solutions	17,168		2,007,111
NetApp	26,747		1,705,656
Seagate Technology	27,996		1,239,663
TE Connectivity	35,498		2,873,563
Western Digital	30,924		1,391,271
Xerox	22,360		630,776
			127,753,208
Telecommunication Services - 2.0%
AT&T	758,929		22,813,406
CenturyLink	100,516		1,539,905
Verizon Communications	430,899		23,725,299
			48,078,610
Transportation - 2.1%
Alaska Air Group	13,617	[a]	870,807
American Airlines Group	42,029		1,503,377
CH Robinson Worldwide	14,105		1,223,891
CSX	83,349		5,476,029
Delta Air Lines	64,599		3,193,129
Expeditors International of Washington	17,986		1,246,430
FedEx	25,476		4,523,773
J.B. Hunt Transport Services	9,268		992,047
Kansas City Southern	11,045		1,168,009
Norfolk Southern	28,276		4,743,016
Southwest Airlines	53,651		3,045,231

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Transportation - 2.1% (continued)
Union Pacific	76,749		12,208,463
United Continental Holdings	24,449	[b]	2,133,664
United Parcel Service, Cl. B	72,699		7,662,475
			49,990,341
Utilities - 3.2%
AES	71,647		1,174,294
Alliant Energy	25,357		1,127,626
Ameren	24,827		1,721,504
American Electric Power	51,860		4,103,163
American Water Works	19,135		1,830,645
CenterPoint Energy	51,788		1,601,285
CMS Energy	29,298		1,527,598
Consolidated Edison	32,341		2,511,279
Dominion Energy	79,123		5,557,600
DTE Energy	19,090		2,247,847
Duke Energy	74,634		6,551,373
Edison International	34,911		1,988,880
Entergy	18,469		1,647,250
Evergy	27,049		1,550,449
Eversource Energy	33,745		2,342,240
Exelon	101,046		4,825,957
FirstEnergy	51,415		2,015,468
NextEra Energy	49,748		8,903,897
NiSource	38,369	[b]	1,046,706
NRG Energy	29,528		1,207,990
Pinnacle West Capital	11,902		1,048,804
PPL	75,668		2,369,922
Public Service Enterprise Group	52,679		2,873,639
Sempra Energy	29,001	[a]	3,392,537
Southern	108,487		5,272,468
WEC Energy Group	33,634		2,456,291
Xcel Energy	54,386		2,847,651
			75,744,363
Total Common Stocks (cost $964,083,082)			2,370,269,744
	Principal
	Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
2.40%, 3/7/19
(cost $1,037,683)	1,040,000	[d,e]	1,037,692

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day
	Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $16,244,631)	2.37	16,244,631 [f]	16,244,631

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $213,690)	2.37	213,690 [f]	213,690
Total Investments (cost $981,579,086)		100.1%	2,387,765,757
Liabilities, Less Cash and Receivables		(.1%)	(2,389,896)
Net Assets		100.0%	2,385,375,861

[a]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $61,304,741 and the value of the collateral held by the fund was $62,904,817, consisting of cash collateral of $213,690 and U.S. Government & Agency securities valued at $62,691,127.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by a counterparty for open exchange traded derivative contracts.
[e]	Security is a discount security. Income is recognized through the accretion of discount.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	2,313,084,625	57,185,119	††	-	2,370,269,744
Investment Companies	16,458,321	-		-	16,458,321
U.S. Treasury	-	1,037,692		-	1,037,692
Other Financial Instruments:
Futures†††	285,206	-		-	285,206

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2019 (Unaudited)

	Number of		Notional		Unrealized
Description		Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's 500 E-
mini	156	3/19	20,809,894	21,095,100	285,206
Gross Unrealized Appreciation					285,206

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2019, accumulated net unrealized appreciation on investments was $1,406,186,671 consisting of $1,447,234,302 gross unrealized appreciation and $41,047,631 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Banks - 4.1%
JPMorgan Chase & Co.	38,690		4,004,415
Capital Goods - 1.6%
United Technologies	12,905		1,523,693
Commercial & Professional Services - .9%
Verisk Analytics	7,740	[a]	908,753
Consumer Durables & Apparel - 1.3%
NIKE, Cl. B	15,470		1,266,684
Consumer Services - 2.5%
McDonald's	13,890		2,483,254
Diversified Financials - 7.1%
American Express	17,840		1,832,168
BlackRock	5,785		2,401,238
Intercontinental Exchange	15,990		1,227,392
State Street	20,770		1,472,593
			6,933,391
Energy - 6.4%
Chevron	18,190		2,085,484
ConocoPhillips	19,030		1,288,141
Exxon Mobil	39,632		2,904,233
			6,277,858
Food, Beverage & Tobacco - 15.2%
Altria	51,340		2,533,629
Coca-Cola	61,655		2,967,455
Constellation Brands, Cl. A	1,740		302,168
Nestle, ADR	29,535	[a]	2,576,633
PepsiCo	20,320		2,289,454
Philip Morris International	54,805		4,204,640
			14,873,979
Health Care Equipment & Services - 4.4%
Abbott Laboratories	30,780		2,246,324
UnitedHealth Group	7,525		2,033,255
			4,279,579
Household & Personal Products - 3.3%
Estee Lauder, Cl. A	23,725		3,236,565
Insurance - 2.9%
Chubb	21,500		2,860,575
Materials - 1.6%
Air Products & Chemicals	7,085		1,164,703

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 1.6% (continued)
Sherwin-Williams		1,000		421,520
				1,586,223
Media & Entertainment - 15.1%
Alphabet, Cl. C		4,088	[a]	4,563,721
Comcast, Cl. A		71,420		2,611,829
Facebook, Cl. A		31,465	[a]	5,244,901
Twenty-First Century Fox, Cl. A		12,250	[a]	604,048
Twenty-First Century Fox, Cl. B		18,660	[a]	915,460
Walt Disney		8,010		893,275
				14,833,234
Pharmaceuticals Biotechnology & Life Sciences - 5.6%
AbbVie		25,135		2,018,089
Novo Nordisk, ADR		39,355	[a]	1,850,472
Roche Holding, ADR		48,450	[a,b]	1,613,385
				5,481,946
Retailing - 2.1%
Amazon. com		1,200	[a]	2,062,476
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding		9,495	[a]	1,661,910
Texas Instruments		36,580		3,682,874
				5,344,784
Software & Services - 10.4%
Automatic Data Processing		5,165		722,274
Microsoft		59,630		6,227,161
Visa, Cl. A		24,225	[b]	3,270,617
				10,220,052
Technology Hardware & Equipment - 6.1%
Apple		36,210		6,026,792
Transportation - 2.9%
Canadian Pacific Railway		10,285		2,107,397
Union Pacific		4,350		691,955
				2,799,352
Total Common Stocks (cost $47,219,024)				97,003,605
	1-Day
	Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $872,885)	2.37	872,885	[c]	872,885

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $264,429)	2.37	264,429 [c]	264,429
Total Investments (cost $48,356,338)		100.2%	98,140,919
Liabilities, Less Cash and Receivables		(.2%)	(199,976)
Net Assets		100.0%	97,940,943

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $3,480,994 and the value of the collateral held by the fund was $3,582,080, consisting of cash collateral of $264,429 and U.S. Government & Agency securities valued at $3,317,651.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	92,481,120	4,522,485	††	-	97,003,605
Investment Companies	1,137,314	-		-	1,137,314

†	See Statement of Investments for additional detailed categorizations.
† †	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2019, accumulated net unrealized appreciation on investments was $49,784,581, consisting of $50,451,794 gross unrealized appreciation and $667,213 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Unconstrained Bond Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6%
Aerospace & Defense - .3%
United Technologies,
Sr. Unscd. Bonds	EUR	2.15	5/18/2030	100,000		115,981
Agriculture - .5%
BAT Capital,
Gtd. Notes		2.30	8/14/2020	100,000		98,732
BAT International Finance,
Gtd. Notes	EUR	2.25	1/16/2030	100,000		107,763
						206,495
Asset-Backed Certificates - 5.5%
American Homes 4 Rent Trust,
Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	139,063	[b]	139,974
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. D		3.24	7/22/2022	275,000	[b]	274,992
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. D		3.34	6/22/2023	130,000	[b]	130,547
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B		2.47	10/24/2022	100,000	[b]	99,298
Dell Equipment Finance Trust,
Ser. 2018-2		3.72	10/22/2023	125,000	[b]	126,805
Invitation Homes Trust,
Ser. 2017-SFR2, Cl. B, 1 Month LIBOR
+1.15%		3.66	12/17/2036	400,000	[b,c]	398,933
Invitation Homes Trust,
Ser. 2018-SFR3, Cl. A, 1 Month LIBOR
+0.01%		3.51	7/17/2037	124,209	[b,c]	124,001
Marlette Funding Trust,
Ser. 2017-1A, Cl. A		2.83	3/15/2024	10,606	[b]	10,602
RMF Buyout Issuance Trust,
Ser. 2018-1, Cl. A		3.44	11/25/2028	88,880	[b]	88,880
Sofi Consumer Loan Program Trust,
Ser. 17-1, Cl. A		3.28	1/26/2026	280,227	[b]	280,251
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B		3.62	11/15/2024	350,000	[b]	350,179
Tricon American Homes,
Ser. 2017-SFR2, Cl. B		3.28	1/17/2036	300,000	[b]	293,355
						2,317,817
Asset-Backed Ctfs./Auto Receivables - 13.4%
AmeriCredit Automobile Receivable
Trust,
Ser. 2017-4, Cl. C		2.60	9/18/2023	575,000		569,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Asset-Backed Ctfs./Auto Receivables - 13.4% (continued)
AmeriCredit Automobile Receivables
Trust,
Ser. 2016-4, Cl. C		2.74	12/8/2022	100,000		98,937
BMW Canada Auto Trust,
Ser. 18-1A, Cl. A3	CAD	2.82	4/20/2023	325,000	[b]	247,761
Canadian Pacer Auto Receivables Trust,
Ser. 2017-1A, Cl. A4		2.29	1/19/2022	250,000	[b]	247,311
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. D		3.37	7/15/2024	45,000		44,526
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D		4.18	3/15/2024	500,000	[b]	503,264
DT Auto Owner Trust,
Ser. 2018-1		3.04	1/18/2022	250,000	[b]	249,599
DT Auto Owner Trust,
Ser. 2018-2		3.67	3/15/2024	200,000	[b]	200,540
Ford Auto Securitization Trust,
Ser. 17-R5A, Cl. A3	CAD	2.38	3/15/2023	350,000	[b]	264,697
Ford Auto Securitization Trust,
Ser. 18-AA, Cl. A3	CAD	2.71	9/15/2023	235,000	[b]	178,793
Ford Auto Securitization Trust,
Ser. 18-BA, Cl. A3	CAD	2.84	1/15/2024	225,000	[b]	171,590
GM Financial Automobile Leasing Trust,
Ser. 2018-3, Cl. B		3.48	7/20/2022	125,000		125,608
GM Financial Automobile Leasing Trust,
Ser. 2018-3, Cl. C		3.70	7/20/2022	125,000		125,759
GMF Canada Leasing Trust,
Ser. 17-A, Cl. A3	CAD	2.47	9/20/2022	250,000	[b]	190,201
Hertz Fleet Lease Funding,
Ser. 2018-1, Cl. A2		3.23	5/10/2032	225,000	[b]	225,209
Mbarc Credit Canada,
Ser. 18-AA, Cl. A3	CAD	2.79	1/17/2023	225,000	[b]	171,736
Mercedes-Benz Auto Lease Trust 2019-
A,
Ser. 2019-A, Cl. A		3.25	10/15/2024	70,000		70,251
OSCAR US Funding Trust V,
Ser. 2016-2A, Cl. A3		2.73 1	2/15/2020	178,873	[b]	178,583
OSCAR US Funding Trust VII,
Ser. 17-2A, Cl. A3		2.45	12/10/2021	130,000	[b]	128,948
OSCAR US Funding Trust VII,
Ser. 17-2A, Cl. A4		2.76	12/10/2024	250,000	[b]	247,740
OSCAR US Funding Trust VIII,
Ser. 18-1A, Cl. A4		3.50	5/12/2025	300,000	[b]	303,551
Santander Drive Auto Receivables
Trust,
Ser. 2018-2, Cl. C		3.35	7/17/2023	150,000		150,376
Santander Drive Auto Receivables
Trust,
Ser. 2018-3, Cl. D		4.07	8/15/2024	150,000		151,177

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Asset-Backed Ctfs./Auto Receivables - 13.4% (continued)
Silver Arrow Canada,
Ser. 18-1A, Cl. A3	CAD	3.17	8/15/2025	210,000	[b]	161,351
Tesla Auto Lease Trust,
Ser. 2018-A, Cl. D		3.30	5/20/2020	225,000	[b]	224,563
Westlake Automobile Receivables
Trust,
Ser. 2018-2A, Cl. C		3.50	1/16/2024	200,000	[b]	200,241
World Omni Auto Receivables Trust,
Ser. 2015-B, Cl. B		2.15	8/15/2022	190,000		188,843
						5,620,396
Asset-Backed Ctfs./Credit Cards - 1.6%
Golden Credit Card Trust,
Ser. 2019-A, Cl. A, 1 Month LIBOR
+0.45%		2.95	12/15/2022	225,000	[b,c]	225,492
Master Credit Card Trust,
Ser. 2019-1A, Cl. A 1 Month LIBOR
+0.48%		3.10	7/21/2022	100,000	[b,c]	100,257
Master Credit Card Trust II,
Ser. 2018-1A, Cl. A 1 Month LIBOR
+0.49%		3.00	7/21/2024	160,000	[b,c]	159,795
Trillium Credit Card Trust II,
Ser. 2018-2A, Cl. A, 1 Month LIBOR
+0.35%		2.85	9/26/2023	175,000	[b,c]	174,925
						660,469
Automobiles & Components - .3%
Nemak,
Sr. Unscd. Bonds	EUR	3.25	3/15/2024	100,000		114,517
Banks - 6.6%
Bank of America,
Sr. Unscd. Notes		3.37	1/23/2026	70,000		69,149
Bank of America,
Sub. Notes		4.25	10/22/2026	100,000		101,211
Barclays,
Sr. Unscd. Notes		4.97	5/16/2029	325,000		326,999
Citigroup,
Sub. Notes		4.30	11/20/2026	160,000		160,435
Credit Agricole,
Unscd. Bonds	EUR	2.63	3/17/2027	175,000		209,656
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/2028	275,000	[b]	272,492
Development Bank of Japan,
Sr. Unscd. Notes		3.13	9/6/2023	200,000	[b]	202,305
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/2026	175,000		169,404
HSBC Holdings,
Jr. Unscd. Bonds		6.25	12/31/2049	250,000		248,959
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/2027	275,000		263,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Banks - 6.6% (continued)
Morgan Stanley,
Sub. Notes	3.95	4/23/2027	75,000		73,363
Royal Bank of Scotland Group,
Sr. Unscd. Notes	3.88	9/12/2023	325,000		319,460
State Bank of India,
Sr. Unscd. Notes	4.00	1/24/2022	215,000	[b]	216,008
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/2027	115,000		117,609
					2,751,044
Beverage Products - .5%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/2021	100,000		99,637
Keurig Dr Pepper,
Gtd. Notes	3.55	5/25/2021	100,000	[b]	100,487
					200,124
Chemicals - 1.5%
OCP Group,
Sr. Unscd. Notes	6.88	4/25/2044	200,000		212,565
SABIC Capital II,
Gtd. Bonds	4.00	10/10/2023	200,000	[b]	202,640
Sasol Financing USA,
Gtd. Notes	5.88	3/27/2024	200,000		206,545
					621,750
Commercial & Professional Services - .5%
DP World,
Sr. Unscd. Notes	6.85	7/2/2037	170,000		199,092
Commercial Mortgage Pass-Through Ctfs. - 2.8%
Camb Commercial Mortgage Trust,
Ser. 2019, Cl. A	3.75	12/15/2037	100,000		100,000
Federal Home Loan Mortgage
Corporation ,
Multifamily Structured Pass Through
Certificates, Ser. K159, Cl. A2	3.95	11/1/2030	75,000	[d]	78,304
Federal Home Loan Mortgage
Corporation ,
Multifamily Structured Pass Through
Certificates, Ser. KC02, Cl. A2	3.37	7/25/2025	100,000	[d]	101,221
Federal Home Loan Mortgage
Corporation ,
Multifamily Structured Pass Through
Certificates, Ser. KL3W, Cl. AFLW	2.95	8/25/2025	140,000	[d]	140,463
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. A	3.21	1/15/2033	125,000	[b]	123,821
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B	3.56	1/15/2033	100,000	[b]	98,905
NYT Mortgage Trust,
Ser. 2019-NYT, Cl. A	3.70	11/15/2035	200,000	[b]	201,026

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]	Value ($)
Bonds and Notes - 97.6% (continued)
Commercial Mortgage Pass-Through Ctfs. - 2.8% (continued)
Seasoned Credit Risk Transfer Trust,
Ser. 2017-4, Cl. M45T	4.50		6/1/2057	80,113	82,717
Seasoned Credit Risk Transfer Trust,
Ser. 2018-4, Cl. M55D	4.00		3/1/2058	135,743	138,542
Seasoned Loans Structured
Transaction,
Ser. 2018-1, Cl. C	3.50		11/1/2028	128,042	128,802
					1,193,801
Consumer Discretionary - .5%
Sands China,
Sr. Unscd. Notes	4.60		8/8/2023	200,000	201,300
Energy - 4.7%
Andeavor Logistics,
Gtd. Notes	3.50		12/1/2022	75,000	74,313
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13		6/30/2027	95,000	96,069
Cheniere Energy Partners,
Notes	5.25		10/1/2025	75,000	75,656
Diamondback Energy,
Gtd. Notes	4.75		11/1/2024	45,000	45,113
Ecopetrol,
Sr. Unscd. Notes	5.88		5/28/2045	215,000	212,796
Energy Transfer Operating,
Gtd. Notes	4.50		4/15/2024	30,000	30,727
Energy Transfer Operating,
Gtd. Notes	5.25		4/15/2029	35,000	36,306
Energy Transfer Operating,
Jr. Sub. Notes, Ser. A	6.25		12/31/2049	95,000	85,640
Energy Transfer Operating,
Sr. Unscd. Notes	4.20		4/15/2027	100,000	96,362
Gazprom OAO Via Gaz Capital,
Sr. Unscd. Bonds	EUR	2.50	3/21/2026	250,000	276,325
KazMunayGas National,
Sr. Unscd. Notes	6.38		10/24/2048	250,000	267,775
Kinder Morgan,
Gtd. Notes	4.30		6/1/2025	100,000	102,549
Petrobras Global Finance,
Gtd. Notes	7.25		3/17/2044	250,000	264,000
Petroleos Mexicanos,
Gtd. Notes	4.63		9/21/2023	210,000	199,160
Sunoco Logistics Partners Operations,
Gtd. Notes	4.00		10/1/2027	125,000	118,747
					1,981,538
Food Products - 1.0%
Conagra Brands,
Sr. Unscd. Notes	3.80		10/22/2021	100,000	100,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Food Products - 1.0% (continued)
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/2028	280,000		319,907
						420,457
Foreign/Governmental - 39.2%
Arab Petroleum Investments,
Sr. Unscd. Notes		4.13	9/18/2023	225,000	[b]	228,622
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/2033	3,003,757	[e]	88,747
Argentine Government,
Sr. Unscd. Notes		8.28	12/31/2033	189,275		168,173
Banque Ouest Africaine de
Developpement,
Sr. Unscd. Notes		5.50	5/6/2021	425,000	[f]	437,285
Canadian Government,
Unscd. Bonds	CAD	0.50	12/1/2050	410,876	[e]	295,586
Chilean Government,
Unscd. Bonds	CLP	4.50	3/1/2021	360,000,000		559,661
Colombian Government,
Sr. Unscd. Notes		4.50	3/15/2029	200,000		205,002
Cyprus Government,
Sr. Unscd. Notes	EUR	4.25	11/4/2025	200,000		271,101
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/2023	525,000		387,258
German Government,
Unscd. Bonds	EUR	0.10	4/15/2026	928,760	[e]	1,160,807
Ghanaian Government,
Sr. Unscd. Notes		7.63	5/16/2029	300,000	[b]	286,468
Hellenic Republic,
Sr. Unscd. Bonds	EUR	3.45	4/2/2024	65,000	[b]	75,061
Hellenic Republic,
Unscd. Bonds	EUR	3.90	1/30/2033	235,000		254,425
Hungarian Government,
Sr. Unscd. Bonds	EUR	1.75	10/10/2027	100,000		118,248
Hungarian Government ,
Sr. Unscd. Bonds	EUR	1.25	10/22/2025	300,000		347,061
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/2028	100,000		129,384
Indonesian Government,
Sr. Unscd. Notes		4.35	1/11/2048	300,000	[f]	286,973
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/2024	26,590,000		357,827
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/2025	125,000	[b]	141,787
Ivory Coast Government,
Sr. Unscd. Notes	EUR	5.25	3/22/2030	125,000	[b]	133,114
Japan Bank for International
Cooperation,
Gtd. Notes		3.38	10/31/2023	350,000		358,176

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Foreign/Governmental - 39.2% (continued)
Japanese Government,
Sr. Unscd. Bonds	JPY	0.10	3/10/2027	96,815,604	[e]	919,937
Japanese Government,
Sr. Unscd. Bonds	JPY	0.10	3/10/2028	100,894,000	[e]	956,559
Japanese Government,
Sr. Unscd. Bonds	JPY	0.10	3/10/2026	204,234,096	[e]	1,937,810
Kazakhstan Government,
Sr. Unscd. Notes	EUR	1.55	11/9/2023	125,000	[b]	145,896
Kenyan Government,
Sr. Unscd. Notes		8.25	2/28/2048	200,000	[b]	192,686
Mexican Bonos,
Sr. Unscd. Bonds	MXN	7.50	6/3/2027	2,200,000		108,672
Mexican Government,
Sr. Unscd. Notes		4.50	4/22/2029	200,000		200,802
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/2025	1,950,000	[e]	1,539,092
Panamanian Government,
Sr. Unscd. Bonds		4.00	9/22/2024	250,000		257,752
Peruvian Government,
Sr. Unscd. Bonds	PEN	5.94	2/12/2029	395,000		121,545
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/2021	200,000		201,150
Portugal Obrigacoes do Tesouro OT,
Sr. Unscd. Bonds	EUR	1.95	6/15/2029	585,000	[b]	690,878
Province of Ontario Canada,
Sr. Unscd. Bonds	CAD	2.65	2/5/2025	135,000		104,092
Provincia de Buenos Aires/Argentina,
Sr. Unscd. Notes		9.13	3/16/2024	455,000	[b,f]	415,420
Provincia de Buenos Aires/Argentina,
Unscd. Bonds, 1 Month BADLAR
+3.83%	ARS	51.03	5/31/2022	6,000,000	[c]	154,458
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/2030	275,000	[b]	294,160
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/2028	15,000,000		215,980
Saudi Government,
Sr. Unscd. Notes		4.38	4/16/2029	200,000	[b]	204,049
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/2028	250,000	[b]	274,747
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/2028	100,000		109,899
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/2026	2,725,000		227,389
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/2046	190,000	[b]	243,598
Turkish Government,
Sr. Unscd. Bonds	EUR	4.63	3/31/2025	100,000		115,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Foreign/Governmental - 39.2% (continued)
Turkish Government,
Sr. Unscd. Notes		7.50	11/7/2019	250,000		255,467
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/2040	375,000		230,169
						16,408,211
Forest Products & Other - .5%
Suzano Austria,
Gtd. Notes		7.00	3/16/2047	200,000	[b]	217,400
Health Care - 3.3%
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/2024	325,000		380,884
AbbVie,
Sr. Unscd. Notes		2.50	5/14/2020	60,000		59,661
Amgen,
Sr. Unscd. Notes		3.88	11/15/2021	100,000		102,026
Becton Dickinson and Co.,
Sr. Unscd. Notes		2.40	6/5/2020	100,000		98,815
Celgene,
Sr. Unscd. Notes		2.88	8/15/2020	100,000		99,851
Cigna,
Gtd. Notes		3.40	9/17/2021	100,000		100,529
CVS Health,
Sr. Unscd. Notes		2.80	7/20/2020	100,000		99,686
CVS Health,
Sr. Unscd. Notes		4.30	3/25/2028	165,000		167,272
HCA,
Gtd. Notes		5.88	2/1/2029	45,000		47,194
HCA,
Sr. Scd. Notes		6.50	2/15/2020	67,000		69,010
Shire Acquisitions Investments Ireland,
Gtd. Notes		2.40	9/23/2021	100,000		97,386
Tenet Healthcare,
Scd. Notes		6.25	2/1/2027	40,000	[b]	40,650
						1,362,964
Industrials - 1.6%
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/31/2049	765,000		674,328
Information Technology - .2%
Infor US,
Gtd. Notes		6.50	5/15/2022	75,000		76,594
Insurance - 1.4%
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/2041	400,000		509,498
Jackson National Life Global Funding,
Scd. Notes		3.30	2/1/2022	75,000	[b]	75,355
						584,853

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Media - .6%
Comcast,
Gtd. Notes		3.70	4/15/2024	120,000		122,758
Cox Communications,
Sr. Unscd. Notes		3.35	9/15/2026	150,000	[b]	141,602
						264,360
Metals & Mining - .5%
Corp Nacional del Cobre de Chile,
Sr. Unscd. Notes		4.38	2/5/2049	200,000	[b]	192,390
Municipal Bonds - .6%
Autonomous City of Buenos Aires
Argentina,
Unscd. Bonds, 1 Month BADLAR
+3.25%	ARS	48.88	3/29/2024	9,400,000	[c]	241,029
Real Estate - 2.0%
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/2024	300,000		359,217
Healthcare Trust of America Holdings,
Gtd. Notes		3.75	7/1/2027	170,000		163,724
MGM Growth Properties Operating
Partnership,
Gtd. Notes		5.75	2/1/2027	110,000	[b]	111,238
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/2024	175,000		203,786
						837,965
Retailing - .3%
CK Hutchison Finance 16 II,
Gtd. Notes	EUR	0.88	10/3/2024	110,000		123,909
Technology Hardware & Equipment - .2%
Dell Technologies,
Sr. Scd. Notes		6.02	6/15/2026	75,000	[b]	78,493
Telecommunication Services - .7%
Sprint,
Gtd. Notes		7.88	9/15/2023	95,000		101,175
Sprint Spectrum,
Sr. Scd. Notes		4.74	3/20/2025	200,000	[b]	200,000
						301,175
U. S. Government Agencies Mortgage-Backed - 1.8%
Federal National Mortgage Association
4.00%				425,000	[d,g]	435,052
4.00%, 9/1/42-1/1/57				314,616	[d]	323,774
						758,826
U. S. Government Securities - 3.9%
U.S. Treasury Bonds		3.13	5/15/2048	1,000,000		1,022,910
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-Bill FLAT		2.39	1/31/2020	625,000	[c]	624,909
						1,647,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.6% (continued)
Utilities - 1.1%
EDP Finance,
Sr. Unscd. Notes		3.63	7/15/2024	325,000	[b]	311,838
Vistra Operations		5.63	2/15/2027	150,000	[b]	151,500
						463,338
Total Bonds and Notes
(cost $41,433,273)						40,838,435
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty		Price	Date	Amount ($)		Value ($)
Options Purchased - .2%
Call Options - .1%
Australian Dollar
Contracts 1,500,000 UBS Securities	AUD	0.72	2/1/2019	1,500,000		8,293
Great Britain Pound
Contracts 800,000 Barclays Capital	GBP	1.30	2/15/2019	800,000		15,666
Great Britain Pound
Contracts 800,000 Barclays Capital	GBP	1.32	2/7/2019	800,000		1,919
New Zealand Dollar Cross Currency
Contracts 350,000 J.P. Morgan
Securities	AUD	1.08	5/24/2019	350,000		977
						26,855
Put Options - .1%
Chilean Peso
Contracts 210,000 J.P. Morgan
Securities		650.00	4/15/2019	210,000		2,979
Colombian Peso
Contracts 210,000 J.P. Morgan
Securities		3,050	4/12/2019	210,000		2,388
Great Britain Pound Cross Currency
Contracts 220,000 Goldman Sachs EUR		0.87	5/23/2019	220,000		3,767
Indian Rupee
Contracts 510,000 HSBC		71.85	2/22/2019	510,000		6,842
Indonesian Rupiah
Contracts 510,000 J.P. Morgan
Securities		14,750	2/21/2019	510,000		28,839
Russian Ruble
Contracts 210,000 J.P. Morgan
Securities		66.00	4/12/2019	210,000		3,918
South African Rand
Contracts 210,000 J.P. Morgan
Securities		13.40	4/15/2019	210,000		5,639
						54,372
Total Options Purchased
(cost $102,485)						81,227

Annualized		Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Short-Term Investments - .6%
U. S. Government Securities
U.S. Treasury Bills
(cost $257,721)	2.44	6/13/2019	260,000	[h,i]	257,735
	1-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $1,044,062)	2.37		1,044,062	[j]	1,044,062

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $638,183)	2.37		638,182	[j]	638,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $43,475,724)	102.4%	42,859,641
Liabilities, Less Cash and Receivables	(2.4%)	(1,024,874)
Net Assets	100.0%	41,834,767

BADLAR—Buenos Aires Interbank Offer Rate
LIBOR—London Interbank Offered Rate
ARS—Argentine Peso
AUD—Australian Dollar
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro
GBP—British Pound
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
RUB—Russian Ruble
ZAR—South African Rand

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $13,338,600 or 31.88% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $802,157 and the value of the collateral held by the fund was $820,106, consisting of cash collateral of $638,182 and U.S. Government & Agency securities valued at $181,924.

g	Purchased on a forward commitment basis.
h	Held by a counterparty for open exchange traded derivative contracts.
i	Security is a discount security. Income is recognized through the accretion of discount.
j	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Unconstrained Bond Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	8,598,682	-	8,598,682
Commercial
Mortgage-Backed	-	1,193,801	-	1,193,801
Corporate Bonds†	-	11,990,067	-	11,990,067
Foreign Government	-	16,408,211	-	16,408,211
Investment Companies	1,682,244	-	-	1,682,244
Municipal Bonds	-	241,029	-	241,029
U. S. Government Agencies/
Mortgage-Backed	-	758,826	-	758,826
U.S. Treasury	-	1,905,554	-	1,905,554
Other Financial Instruments:
Futures††	42,558	-	-	42,558
Forward Foreign Currency
Exchange Contracts††	-	159,125	-	159,125
Options Purchased	-	81,227	-	81,227
Swaps††	-	409,301	-	409,301
Liabilities ($)
Other Financial Instruments:

Futures††	(282,198)	-	-	(281,198)
Forward Foreign Currency
Exchange Contracts††	-	(248,435)	-	(248,435)
Options Written	-	(7,617)	-	(7,617)
Swaps††	-	(336,143)	-	(336,143)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Unconstrained Bond Fund
January 31, 2019 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	30	3/19	2,454,022	[a]	2,451,441	(2,581)
Euro 30 Year Bond	2	3/19	415,309	[a]	425,471	10,162
Euro BTP Italian
Government Bond	8	3/19	1,158,125	[a]	1,186,447	28,322
U.S. Treasury Long Bond	1	3/19	146,846		146,688	(158)
Futures Short
Australian 10 Year Bond	11	3/19	1,071,680	[a]	1,067,606	4,074
Canadian 10 Year Bond	14	3/19	1,410,365	[a]	1,466,540	(56,175)
Euro-Bobl	10	3/19	1,513,039	[a]	1,521,517	(8,478)
Euro-Bond	21	3/19	3,907,350	[a]	3,982,144	(74,794)
Japanese 10 Year Bond	3	3/19	4,191,681	[a]	4,205,371	(13,690)
Long Gilt	14	3/19	2,259,480	[a]	2,268,307	(8,827)
U.S. Treasury 10 Year
Notes	46	3/19	5,532,947		5,633,563	(100,616)
U.S. Treasury 5 Year
Notes	18	3/19	2,050,590		2,067,469	(16,879)
Gross Unrealized Appreciation						42,558
Gross Unrealized Depreciation						(282,198)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Unconstrained Bond Fund
January 31, 2019 (Unaudited)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Call Options:
Chilean Peso
Contracts 210,000, J.P. Morgan
Securities	701	4/15/19	210,000		(672)
Colombian Peso
Contracts 210,000, J.P. Morgan
Securities	3,350	4/12/19	210,000		(792)
Great Britain Pound Cross
Currency
Contracts 220,000, Goldman
Sachs	0.94	5/23/19	220,000	EUR	(1,105)
Russian Ruble
Contracts 210,000, J.P. Morgan
Securities	71	4/12/19	210,000		(973)
South African Rand
Contracts 210,000, J.P. Morgan
Securities	14.75	4/15/19	210,000		(977)
Put Options:
New Zealand Dollar Cross
Currency
Contracts 350,000, J.P. Morgan
Securities	1.05	5/24/19	350,000	AUD	(3,098)
Total Options Written
(premiums received $15,050)					(7,617)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Unconstrained Bond Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Capital
Indonesian		United States
Rupiah	7,891,610,000	Dollar	536,771	2/25/19	26,305
		United States
Russian Ruble	14,715,000	Dollar	218,965	2/25/19	5,367
United States		New Zealand
Dollar	3,046,425	Dollar	4,460,000	2/28/19	(38,334)
		United States
Brazilian Real	1,300,000	Dollar	332,536	2/4/19	23,810
United States
Dollar	350,092	Brazilian Real	1,300,000	2/4/19	(6,254)
United States
Dollar	266,889	Malaysian Ringgit	1,120,000	2/25/19	(6,412)
		United States
Norwegian Krone	9,205,000	Dollar	1,080,823	2/28/19	12,036
Citigroup
		United States
Swedish Krona	5,805,000	Dollar	641,922	2/28/19	1,046
		United States
Colombian Peso	313,920,000	Dollar	95,769	2/25/19	5,227
South Korean		United States
Won	265,410,000	Dollar	237,291	2/25/19	1,410
United States		South African
Dollar	218,516	Rand	3,010,000	2/25/19	(7,770)
		United States
Czech Koruna	6,710,000	Dollar	296,398	2/25/19	1,967
		United States
Singapore Dollar	830,000	Dollar	608,513	2/25/19	8,374
		United States
Chilean Peso	72,620,000	Dollar	105,552	2/25/19	5,193
		United States
Argentine Peso	2,900,000	Dollar	71,801	4/10/19	500
United States
Dollar	153,885	Argentine Peso	6,140,000	4/10/19	806
United States
Dollar	491,958	Mexican Peso	10,200,000	2/25/19	(39,429)
		United States
Argentine Peso	6,140,000	Dollar	164,171	2/8/19	(979)
United States		Peruvian Nuevo
Dollar	122,836	Sol	410,000	4/29/19	(15)
Goldman Sachs
		United States
Canadian Dollar	136,810	Dollar	104,163	2/7/19	(26)
United States
Dollar	469,805	Japanese Yen	51,520,000	2/28/19	(4,208)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs (continued)
United States
Dollar	230,532	Euro	201,426	2/4/19	(97)
		United States
Euro	200,000	Dollar	229,360	2/28/19	100
United States
Dollar	1,845,680	Euro	1,610,000	2/28/19	(1,473)
United States
Dollar	106,641	Canadian Dollar	140,000	2/28/19	24
HSBC
		United States
Euro	64,554	Dollar	73,760	2/5/19	160
		United States
British Pound	330,000	Dollar	434,980	2/28/19	(1,532)
United States
Dollar	2,699,959	Japanese Yen	295,270,000	2/28/19	(16,691)
		United States
Mexican Peso	1,750,000	Dollar	88,658	2/25/19	2,511
United States
Dollar	107,372	Mexican Peso	2,070,000	2/25/19	(468)
		United States
Hong Kong Dollar	1,390,000	Dollar	177,896	4/10/19	(284)
		United States
Czech Koruna	29,470,000	Dollar	1,301,880	2/25/19	8,525
United States
Dollar	768,278	Czech Koruna	17,260,000	2/25/19	800
United States
Dollar	1,662,168	Euro	1,450,000	2/28/19	(1,417)
		United States
Romanian Leu	1,270,000	Dollar	308,266	2/25/19	(1,570)
United States
Dollar	309,922	Romanian Leu	1,270,000	2/25/19	3,226
		United States
Hong Kong Dollar	1,330,000	Dollar	169,574	4/10/19	371
United States
Dollar	170,052	Hong Kong Dollar	1,330,000	4/10/19	107
J.P. Morgan Securities
		United States
Brazilian Real	810,000	Dollar	214,374	4/2/19	6,765
United States
Dollar	517,613	Philippine Peso	27,360,000	2/26/19	(6,372)
United States		South Korean
Dollar	1,073,742	Won	1,207,530,000	2/25/19	(12,271)
United States
Dollar	183,190	Singapore Dollar	250,000	2/25/19	(2,619)
		United States
Argentine Peso	7,860,000	Dollar	201,487	2/8/19	7,421
United States
Dollar	346,508	Argentine Peso	14,000,000	2/8/19	(25,592)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
J.P. Morgan Securities (continued)
United States
Dollar	226,078	Russian Ruble	15,000,000	2/25/19	(2,598)
United States
Dollar	182,979	Australian Dollar	255,000	2/28/19	(2,460)
		United States
Brazilian Real	810,000	Dollar	221,803	2/4/19	228
United States
Dollar	215,197	Brazilian Real	810,000	2/4/19	(6,834)
		United States
Hong Kong Dollar	1,460,000	Dollar	186,883	4/10/19	(327)
		United States
Indian Rupee	410,000	Dollar	5,742	2/25/19	6
		United States
Euro	40,000	Dollar	45,761	2/28/19	131
United States
Dollar	3,731,600	Euro	3,255,000	2/28/19	(2,861)
		United States
Chilean Peso	72,380,000	Dollar	104,777	2/25/19	5,602
United States
Dollar	280,144	Chilean Peso	187,940,000	2/25/19	(6,464)
Peruvian Nuevo		United States
Sol	420,000	Dollar	124,555	2/14/19	1,603
United States		Peruvian Nuevo
Dollar	546,788	Sol	1,850,000	2/14/19	(8,907)
		United States
Taiwan Dollar	6,500,000	Dollar	211,244	2/25/19	663
United States
Dollar	792,105	Hong Kong Dollar	6,170,000	4/10/19	3,712
		United States
Romanian Leu	1,260,000	Dollar	305,647	2/25/19	(1,366)
United States
Dollar	307,504	Romanian Leu	1,260,000	2/25/19	3,223
		United States
Hungarian Forint	33,380,000	Dollar	117,862	2/25/19	3,294
United States
Dollar	746,629	Hungarian Forint	210,270,000	2/25/19	(16,566)
Merrill Lynch, Pierce, Fenner & Smith
New Zealand		United States
Dollar	2,110,000	Dollar	1,442,299	2/28/19	17,083
United States
Dollar	113,390	Euro	100,000	2/28/19	(1,340)
UBS Securities
South Korean		United States
Won	338,910,000	Dollar	303,276	2/25/19	1,529
United States		Indonesian
Dollar	227,160	Rupiah	3,298,360,000	2/25/19	(8,182)
United States
Dollar	1,694,295	Canadian Dollar	2,245,000	2/28/19	(15,387)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
UBS Securities (continued)
United States
Dollar	1,754,039	Euro	1,530,000	2/28/19	(1,330)
Gross Unrealized Appreciation					159,125
Gross Unrealized Depreciation					(248,435)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Unconstrained Bond Fund
January 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity		Date	Amount ($)	(Depreciation) ($)
NZD Bank Bill 3
Month	NZD	3.21	3/20/28	1,223,424	(86,151)
LIBOR USD Fix 3
Month	USD	2.586	10/20/47	450,000	17,104
Budapest Interbank
Offered Rate 6
Month	HUF	2.465	1/14/29	470,977	(9,730)
EURIBOR 6 Month	EUR	0.372	4/17/23	10,404,414	(189,342)
LIBOR USD Fix 3
Month	USD	2.8205	4/19/23	2,700,000	(50,919)
EUR 0.1305	EURIBOR	6 Month	3/6/22	2,106,064	18,619
LIBOR Fix 3 Month	USD	1.803	9/28/46	1,900,000	373,544
Gross Unrealized Appreciation					409,267
Gross Unrealized Depreciation					(336,142)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate
HUF—Hungarian Forint
LIBOR—London Interbank Offered Rate
NZD—New Zealand Dollar
USD—United States Dollar
See notes to financial statements.

Centrally Cleared Credit Default Swaps

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[1]
Ice Cds Buy Protection
On Mexico 131.75Bps
Paid Fixed Rate of
1.00 3 Month	12/20/23	90,000	1,374	1,268	(1)
Ice Buy Protection On
Mexico 130.75Bps
Paid Fixed Rate of
1.00 3 Month	12/20/23	70,000	1,069	956	29
Ice Cds Buy Protection
On Mexico 131.5Bps
Paid Fixed Rate of
1.00 3 Month	12/20/23	50,000	763	699	5

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)	Value ($)	Receipts ($)	(Depreciation)($)
Gross Unrealized Appreciation					34
Gross Unrealized Depreciation					(1)

[1]

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at

NOTES

the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure

NOTES

to the counterparty. Interest rate swaps open at January 31, 2019 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2019 are set forth in the Statement of Swap Agreements.

At January 31, 2019, accumulated net unrealized depreciation on investments was $616,083, consisting of $732,925 gross unrealized appreciation and $1,349,008 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)